UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2011

Date of reporting period:  March 31, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2011

The Leuthold Funds

Leuthold Core Investment Fund

Leuthold Asset Allocation Fund

Leuthold Global Fund

Leuthold Select Industries Fund

Leuthold Global Industries Fund

Leuthold Global Clean Technology Fund

Leuthold Hedged Equity Fund

Grizzly Short Fund

The Leuthold Funds

Table of Contents

Expense Examples	1
Allocation of Portfolio Holdings	6
Components of Portfolio Holdings	10
Statements of Assets and Liabilities	12
Statements of Operations	16
Statements of Changes in Net Assets	20
Financial Highlights	28
Schedule of Investments
Leuthold Core Investment Fund	42
Leuthold Asset Allocation Fund	49
Leuthold Global Fund	56
Leuthold Select Industries Fund	64
Leuthold Global Industries Fund	67
Leuthold Global Clean Technology Fund	71
Leuthold Hedged Equity Fund	74
Grizzly Short Fund	79
Notes to the Financial Statements	83
Investment Advisory Agreement Disclosure	95
Directors and Officers	96

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The Leuthold Funds

Expense Example – March 31, 2011 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period October 1, 2010 – March 31, 2011).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Global Industries Fund, and Leuthold Hedged Equity Fund charge a 2% redemption fee for redemptions made within five business days after a purchase and the Leuthold Global Clean Technology Fund charges a 2% redemption fee for redemptions made within 30 days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’  transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following example.  The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses, interest expense, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The Leuthold Funds - 2011 Semi-Annual Report 1

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual**	$1,000.00	$1,113.60	$6.74
Hypothetical (5% return before expenses)***	1,000.00	1,018.55	6.44

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.38 and the Fund’s annualized expense ratio would be 1.21%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.09 and the Fund’s annualized expense ratio would be 1.21%.

Leuthold Core Investment Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual**	$1,000.00	$1,114.20	$6.17
Hypothetical (5% return before expenses)***	1,000.00	1,019.10	5.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.80 and the Fund’s annualized expense ratio would be 1.10%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.54 and the Fund’s annualized expense ratio would be 1.10%.

Leuthold Asset Allocation Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual**	$1,000.00	$1,113.60	$7.27
Hypothetical (5% return before expenses)***	1,000.00	1,018.55	6.94

*	Expenses are equal to the Fund’s annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.90 and the Fund’s annualized expense ratio would be 1.31%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.59 and the Fund’s annualized expense ratio would be 1.31%.

2 The Leuthold Funds - 2011 Semi-Annual Report

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Asset Allocation Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual**	$1,000.00	$1,115.90	$6.17
Hypothetical (5% return before expenses)***	1,000.00	1,019.10	5.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.80 and the Fund’s annualized expense ratio would be 1.10%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.54 and the Fund’s annualized expense ratio would be 1.10%.

Leuthold Global Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual**	$1,000.00	$1,118.60	$8.29
Hypothetical (5% return before expenses)***	1,000.00	1,017.10	7.90

*	Expenses are equal to the Fund’s annualized expense ratio of 1.57%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.50 and the Fund’s annualized expense ratio would be 1.42%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.14 and the Fund’s annualized expense ratio would be 1.42%.

Leuthold Global Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual**	$1,000.00	$1,120.10	$7.40
Hypothetical (5% return before expenses)***	1,000.00	1,017.95	7.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.61 and the Fund’s annualized expense ratio would be 1.25%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.29 and the Fund’s annualized expense ratio would be 1.25%.

The Leuthold Funds - 2011 Semi-Annual Report 3

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Select Industries Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual	$1,000.00	$1,183.10	$8.11
Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual	$1,000.00	$1,153.90	$6.23
Hypothetical (5% return before expenses)	1,000.00	1,019.15	5.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual	$1,000.00	$1,156.20	$4.89
Hypothetical (5% return before expenses)	1,000.00	1,020.39	4.58

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Clean Technology Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual	$1,000.00	$1,243.70	$9.17
Hypothetical (5% return before expenses)	1,000.00	1,016.75	8.25

* Expenses are equal to the Fund’s annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

4 The Leuthold Funds - 2011 Semi-Annual Report

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Global Clean Technology Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual	$1,000.00	$1,243.90	$8.50
Hypothetical (5% return before expenses)	1,000.00	1,017.35	7.64

*	Expenses are equal to the Fund's annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Hedged Equity Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual**	$1,000.00	$968.90	$11.19
Hypothetical (5% return before expenses)***	1,000.00	1,013.56	11.45

*	Expenses are equal to the Fund’s annualized expense ratio of 2.28%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $8.74 and the Fund’s annualized expense ratio would be 1.78%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $8.95 and the Fund’s annualized expense ratio would be 1.78%.

Leuthold Hedged Equity Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual**	$1,000.00	$970.10	$10.71
Hypothetical (5% return before expenses)***	1,000.00	1,014.06	10.95

*	Expenses are equal to the Fund’s annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $8.25 and the Fund’s annualized expense ratio would be 1.68%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $8.45 and the Fund’s annualized expense ratio would be 1.68%.

Grizzly Short Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2010	March 31, 2011	October 1, 2010 - March 31, 2011

Actual**	$1,000.00	$784.00	$14.86
Hypothetical (5% return before expenses)***	1,000.00	1,008.28	16.72

*	Expenses are equal to the Fund’s annualized expense ratio of 3.34%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $8.50 and the Fund’s annualized expense ratio would be 1.91%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $9.60 and the Fund’s annualized expense ratio would be 1.91%.

The Leuthold Funds - 2011 Semi-Annual Report 5

The Leuthold Funds

(Unaudited)

Leuthold Core Investment Fund
Allocation of Portfolio Holdings March 31, 2011

Leuthold Asset Allocation Fund
Allocation of Portfolio Holdings March 31, 2011

6 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

(Unaudited)

Leuthold Global Fund
Allocation of Portfolio Holdings March 31, 2011

Leuthold Select Industries Fund
Allocation of Portfolio Holdings March 31, 2011*

*Excludes short-term investments
See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 7

The Leuthold Funds

(Unaudited)

Leuthold Global Industries Fund
Allocation of Portfolio Holdings March 31, 2011*

Leuthold Global Clean Technology Fund
Allocation of Portfolio Holdings March 31, 2011*

*Excludes short-term investments
8 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

(Unaudited)

Leuthold Hedged Equity Fund
Allocation of Portfolio Holdings (Net Exposure) March 31, 2011*

Grizzly Short Fund
Allocation of Portfolio Holdings March 31, 2011*

*Excludes short-term investments
See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 9

The Leuthold Funds

Leuthold Core Investment Fund (Unaudited)
Components of Portfolio Holdings	Fair Value

U.S. Traded Equity Securities	$639,047,415
Non-U.S. Traded Equity Securities	157,387,980
Emerging Country Funds	81,201,483
Precious Metals	66,210,053
Short-Term Investments	61,116,301
Brazilian Bonds	47,251,891
High Yield Bond Funds	26,030,675
Corporate Bond Funds	21,936,035
U.S. Traded Equity Securities - Short	21,341,219
Total:	$1,121,523,052

Leuthold Asset Allocation Fund (Unaudited)
Components of Portfolio Holdings	Fair Value

U.S. Traded Equity Securities	$653,595,514
Non-U.S. Traded Equity Securities	136,762,494
Emerging Country Funds	80,193,236
Short-Term Investments	76,950,246
Precious Metals	63,129,130
Brazilian Bonds	43,985,006
High Yield Bond Funds	24,862,567
Corporate Bond Funds	21,775,683
U.S. Traded Equity Securities - Short	21,038,376
Total:	$1,122,292,252

Leuthold Global Fund (Unaudited)
Components of Portfolio Holdings	Fair Value

Non-U.S. Traded Equity Securities	$168,940,130
U.S. Traded Equity Securities	133,638,873
Short-Term Investments	55,514,741
Precious Metals	20,059,083
High Yield Bond Funds	17,270,883
U.S. Traded Equity Securities - Short	15,867,272
Corporate Bond Funds	14,206,054
Foreign Government Bonds	7,286,576
Non U.S. Traded Equity Securities - Short	5,688,944
U.S. Treasury Obligations	5,560,044
Total:	$444,032,600

Leuthold Select Industries Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

Information Technology	$11,807,435
Health Care	8,225,437
Energy	3,875,918
Consumer Staples	3,411,183
Industrials	2,049,252
Financials	1,391,834
Consumer Discretionary	970,915
Telecommunication Services	361,266
Total:	$32,093,240

Leuthold Global Industries Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

Consumer Discretionary	$8,857,363
Materials	6,595,869
Industrials	6,340,731
Financials	3,947,223
Energy	3,610,470
Information Technology	2,807,446
Telecommunication Services	2,238,994
Utilities	1,233,546
Total:	$35,631,642

Leuthold Global Clean Technology Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

Information Technology	$9,622,802
Materials	7,396,583
Industrials	7,046,385
Utilities	2,970,780
Energy	1,845,170
Financials	1,057,275
Consumer Staples	794,124
Consumer Discretionary	324,982
Total:	$31,058,101

*Excludes short-term investments
10 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Leuthold Hedged Equity Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

Long
Information Technology	$1,473,345
Health Care	1,029,146
Energy	492,231
Consumer Staples	426,245
Industrials	256,284
Financials	174,506
Consumer Discretionary	121,622
Telecommunications Services	45,144
4,018,523

Short
Financials	843,940
Consumer Discretionary	682,272
Information Technology	522,665
Energy	469,115
Industrials	243,186
Exchange Traded Funds	225,341
Telecommunications Services	211,147
Health Care	189,359
Consumer Staples	167,554
Materials	149,046
Utilities	24,872
3,728,497
Total:	$7,747,020

Grizzly Short Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

Financials	$20,091,504
Consumer Discretionary	16,291,269
Information Technology	13,299,678
Energy	11,148,250
Industrials	5,777,701
Exchange Traded Funds	5,350,538
Health Care	4,503,368
Telecommunications Services	4,143,951
Consumer Staples	4,052,626
Materials	3,591,530
Utilities	591,253
Total:	$88,841,668

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

*Excludes short-term investments
See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 11

The Leuthold Funds

Statements of Assets and Liabilities
March 31, 2011 (Unaudited)

	Leuthold	Leuthold
	Core	Asset	Leuthold	Leuthold
	Investment	Allocation	Global	Select
	Fund	Fund	Fund	Industries
	(Consolidated)	(Consolidated)	(Consolidated)	Fund

ASSETS:
Investments, at cost	$858,618,205	$862,233,998	$372,412,891	$26,751,182

Investments, at fair value	$1,100,181,833	$1,101,253,876	$422,476,384	$32,494,717
Cash	6,990	40,987	541,569	—
Foreign currency (cost $0, $0,
$2,811, and $0, respectively)	—	—	2,829	—
Receivable for Fund shares sold	768,855	7,196,202	2,946,974	976
Receivable for investments sold	32,827,588	19,138,558	17,034,285	105,881
Collateral at broker for
securities sold short	107,910,243	101,808,062	30,810,046	—
Interest receivable	1,218,015	1,133,750	190,634	10
Dividends receivable	1,591,737	1,462,827	1,248,137	35,801
Other assets	59,454	56,326	45,410	11,519
Total Assets	1,244,564,715	1,232,090,588	475,296,268	32,648,904

LIABILITIES:
Bank overdraft	—	—	—	533
Securities sold short, at fair value
(proceeds $20,011,574, $19,727,599,
$20,036,619, and $0, respectively)	21,341,219	21,038,376	21,556,216	—
Interest payable on securities sold short	14,909	14,681	624	—
Payable for investments purchased	2,988,139	9,201,206	19,650,063	—
Payable for Fund shares redeemed	1,039,284	1,995,252	264,033	—
Payable to Adviser	927,260	907,649	429,364	27,283
Payable to Custodian	50,131	43,672	38,968	747
Dividends payable on securities sold short	—	—	42,385	––
Distribution (Rule 12b-1) fees payable	—	393,377	47,672	1,296
Shareholder servicing fees payable	158,085	—	—	5,513
Accrued expenses and other liabilities	407,228	562,277	149,106	26,400
Total Liabilities	26,926,255	34,156,490	42,178,431	61,772
NET ASSETS	$1,217,638,460	$1,197,934,098	$433,117,837	$32,587,132

12 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2011 (Unaudited)

	Leuthold		Leuthold
	Core		Asset		Leuthold		Leuthold
	Investment		Allocation		Global		Select
	Fund		Fund		Fund		Industries
	(Consolidated)		(Consolidated)		(Consolidated)		Fund

NET ASSETS CONSIST OF:
Capital stock	$1,063,217,507		$1,402,939,601		$372,712,350		$33,719,209
Accumulated net investment
income (loss)	1,018,548		2,431,339		(3,389)		(79,739)
Accumulated net realized
gain (loss) on investments	(86,861,044)		(445,173,702)		11,838,106		(6,795,870)
Net unrealized appreciation
(depreciation) on investments
and short positions	240,263,449		237,736,860		48,570,770		5,743,532
Total Net Assets	$1,217,638,460		$1,197,934,098		$433,117,837		$32,587,132

Retail Class Shares
Net assets	$805,038,866		$777,838,389		$132,010,795		$32,587,132
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	45,269,560		70,670,918		12,183,117		2,337,678
Net Asset Value, Redemption
Price and Offering Price
Per Share	$17.78	*	$11.01	*	$10.84	*	$13.94

Institutional Class Shares
Net assets	$412,599,594		$420,095,709		$301,107,042		n/a
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	23,209,334		38,011,384		27,706,925		n/a
Net Asset Value, Redemption
Price and Offering Price
Per Share	$17.78	*	$11.05	*	$10.87	*	n/a

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 13

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2011 (Unaudited)

	Leuthold	Leuthold	Leuthold
	Global	Global Clean	Hedged	Grizzly
	Industries	Technology	Equity	Short
	Fund	Fund	Fund	Fund

ASSETS:
Investments, at cost	$33,189,838	$26,466,808	$3,545,918	$18,129,121

Investments, at fair value	$35,668,927	$32,278,156	$4,148,076	$18,129,121
Cash	1,228	—	—	—
Foreign currency (cost $1,862, $0, $0,
and $0, respectively)	1,862	1	—	—
Receivable for Fund shares sold	—	344,639	60,671	171,168
Receivable for investments sold	2,053,495	582,375	164,276	3,593,106
Collateral at brokers for
securities sold short	—	—	7,602,835	170,629,066
Interest receivable	10	8	3	423
Dividends receivable	87,938	2,849	4,050	––
Other assets	23,310	22,112	15,007	20,355
Total Assets	37,836,770	33,230,140	11,994,918	192,543,239

LIABILITIES:
Bank overdraft	—	1,017	953	800
Securities sold short, at fair value
(proceeds $0, $0, $3,622,343,
and $86,687,249, respectively)	—	––	3,728,497	88,841,668
Interest payable on securities sold short	—	—	1,187	29,222
Payable for investments purchased	2,021,464	258,132	226,240	13,364,492
Payable for Fund shares redeemed	—	275	2,000	544,174
Payable to Adviser	33,084	26,845	2,075	103,870
Payable to Custodian	15,212	4,287	1,316	85
Dividends payable on securities sold short	—	––	3,588	93,776
Distribution (Rule 12b-1) fees payable	3,949	4,420	1,597	—
Shareholder servicing fees payable	—	––	––	—
Accrued expenses and other liabilities	19,665	24,035	16,642	59,436
Total Liabilities	2,093,374	319,011	3,984,095	103,037,523
NET ASSETS	$35,743,396	$32,911,129	$8,010,823	$89,505,716

14 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2011 (Unaudited)

	Leuthold		Leuthold		Leuthold
	Global		Global Clean		Hedged		Grizzly
	Industries		Technology		Equity		Short
	Fund		Fund		Fund		Fund

NET ASSETS CONSIST OF:
Capital stock	$32,992,813		$28,290,252		$8,697,495		$168,857,705
Accumulated net investment income (loss)	(49,685)		(200,864)		(69,442)		(1,629,172)
Accumulated net realized gain (loss)
on investments	319,590		(989,664)		(1,113,234)		(75,568,398)
Net unrealized appreciation
(depreciation) on investments
and short positions	2,480,678		5,811,405		496,004		(2,154,419)
Total Net Assets	$35,743,396		$32,911,129		$8,010,823		$89,505,716

Retail Class Shares
Net assets	$6,610,906		$16,316,638		$6,867,773		$89,505,716
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	525,585		1,273,670		815,240		27,756,338
Net Asset Value, Redemption
Price and Offering Price
Per Share	$12.58	*	$12.81	*	$8.42	*	$3.22

Institutional Class Shares
Net assets	$29,132,490		$16,594,491		$1,143,050		n/a
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	2,312,451		1,291,387		135,590		n/a
Net Asset Value, Redemption
Price and Offering Price
Per Share	$12.60	*	$12.85	*	$8.43	*	n/a

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 15

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2011 (Unaudited)

	Leuthold	Leuthold
	Core	Asset	Leuthold	Leuthold
	Investment	Allocation	Global	Select
	Fund	Fund	Fund	Industries
	(Consolidated)	(Consolidated)	(Consolidated)	Fund

INVESTMENT INCOME:
Dividend income (net of
foreign taxes withheld
of $144,024, $162,799,
175,851, and $3,746, respectively)	$9,190,210	$10,806,027	$3,379,226	$181,515
Interest income	2,487,406	2,370,706	361,534	54
Total investment income	11,677,616	13,176,733	3,740,760	181,569

EXPENSES:
Investment advisory fees (Note 3)	5,776,815	5,486,289	2,153,704	171,659
Administration fees	271,155	210,506	55,472	5,268
Transfer agent fees	137,641	573,881	107,124	5,099
Legal fees	6,677	9,268	5,612	––
Audit fees	30,929	30,923	18,647	19,395
Fund accounting fees	58,657	55,484	24,517	3,176
Custody fees	148,944	123,383	101,158	5,243
Shareholder servicing fees -
Retail Class	476,171	—	—	13,431
Registration fees	26,977	46,542	15,508	10,048
Reports to shareholders	97,944	106,909	23,383	2,756
Directors’ fees	35,844	32,849	8,103	904
Distribution (Rule 12b-1) fees -
Retail Class (Note 4)	—	885,131	104,974	––
Other	32,475	25,388	7,418	1,908
Total expenses before dividends and
interest on short positions	7,100,229	7,586,553	2,625,620	238,887
Dividends and interest on
short positions	428,461	403,975	310,251	––
(Reimbursement) or recovery
from Adviser	—	—	––	—
Total expenses	7,528,690	7,990,528	2,935,871	238,887
NET INVESTMENT INCOME
(LOSS)	$4,148,926	$5,186,205	$804,889	$(57,318)

16 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2011 (Unaudited)

	Leuthold	Leuthold
	Core	Asset	Leuthold	Leuthold
	Investment	Allocation	Global	Select
	Fund	Fund	Fund	Industries
	(Consolidated)	(Consolidated)	(Consolidated)	Fund

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
INVESTMENT COMPANIES,
SHORT POSITIONS, FOREIGN
CURRENCY, AND FOREIGN
CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$41,513,116	$71,375,591	$13,827,357	$2,048,345
Investment companies	18,812,565	9,664,378	882,013	—
Realized gain distributions
received from investment
companies	6,426	6,187	34,000	—
Short positions	(10,817,118)	(10,178,768)	(2,786,364)	––
Foreign currency and foreign
currency translation	101,734	97,698	(12,044)	(15)
Net unrealized appreciation
(depreciation) during the period on:
Investments	84,575,492	47,665,803	25,139,858	3,930,361
Investment companies	(6,751,270)	872,302	(1,440,298)	––
Short positions	7,339,829	6,771,474	594,180	––
Foreign currency and foreign
currency translation	(11,036)	(9,876)	7,717	(42)
Net realized and unrealized
gain (loss) on investments,
investment companies, short
positions, foreign currency,
and foreign currency translation	134,769,738	126,264,789	36,246,419	5,978,649
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$138,918,664	$131,450,994	$37,051,308	$5,921,331

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 17

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2011 (Unaudited)

	Leuthold	Leuthold	Leuthold
	Global	Global Clean	Hedged	Grizzly
	Industries	Technology	Equity	Short
	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Dividend income (net of
foreign taxes withheld
of $12,800, $400, $405,
and $0, respectively)	$147,757	$33,781	$18,056	$––
Interest income	53	116	14	1,416
Total investment income	147,810	33,897	18,070	1,416

EXPENSES:
Investment advisory fees (Note 3)	89,194	139,877	38,765	760,073
Administration fees	2,221	4,893	994	31,265
Transfer agent fees	6,825	10,977	3,116	21,006
Legal fees	8,212	1,301	136	640
Audit fees	10,776	13,474	13,474	19,960
Fund accounting fees	7,949	3,855	3,505	8,410
Custody fees	27,318	12,590	4,311	215
Shareholder servicing fees -
Retail Class	––	—	—	44,959
Registration fees	18,475	35,748	35,108	23,882
Reports to shareholders	459	1,098	469	11,935
Directors’ fees	294	712	128	4,247
Distribution (Rule 12b-1) fees -
Retail Class (Note 4)	8,478	8,495	3,338	––
Other	1,019	366	81	4,038
Total expenses before dividends and
interest on short positions	181,220	233,386	103,425	930,630
Dividends and interest on
short positions	––	––	19,261	699,919
(Reimbursement) or recovery
from Adviser	(16,210)	––	(35,198)	—
Total expenses	165,010	233,386	87,488	1,630,549
NET INVESTMENT INCOME (LOSS)	$(17,200)	$(199,489)	$(69,418)	$(1,629,133)

18 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2011 (Unaudited)

	Leuthold	Leuthold	Leuthold
	Global	Global Clean	Hedged	Grizzly
	Industries	Technology	Equity	Short
	Fund	Fund	Fund	Fund

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
INVESTMENT COMPANIES,
SHORT POSITIONS, FOREIGN
CURRENCY, AND FOREIGN
CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$328,397	$(278,618)	$102,920	$147
Investment companies	2,605	—	—	—
Realized gain distributions
received from investment
companies	2	––	—	—
Short positions	––	––	(611,298)	(35,061,370)
Foreign currency and foreign
currency translation	(9,216)	345	3	229
Net unrealized appreciation
(depreciation) during the period on:
Investments	1,335,576	6,733,156	447,171	––
Investment companies	(27,881)	—	—	––
Short positions	—	—	(54,576)	4,503,751
Foreign currency and foreign
currency translation	301	(230)	––	––
Net realized and unrealized
gain (loss) on investments,
investment companies, short
positions, foreign currency,
and foreign currency translation	1,629,784	6,454,653	(115,780)	(30,557,243)
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$1,612,584	$6,255,164	$(185,198)	$(32,186,376)

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 19

Leuthold Core Investment Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:
Net investment income	$4,148,926	$12,524,280
Net realized gain on investments, investment companies,
short positions, foreign currency, and foreign currency translation	49,616,723	24,723,910
Net unrealized appreciation (depreciation) on investments,
investment companies, short positions, foreign currency, and
foreign currency translation	85,153,015	(21,639,383)
Net increase in net assets from operations	138,918,664	15,608,807

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(674,115)	—
From net investment income - Institutional Class	(582,351)	—
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Return of capital - Retail Class	—	(3,094,952)
Return of capital - Institutional Class	—	(1,931,051)
Total distributions	(1,256,466)	(5,026,003)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	46,489,569	168,897,014
Proceeds from shares sold - Institutional Class	30,211,125	99,255,481
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	637,067	2,919,440
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	547,323	1,892,170
Cost of shares redeemed - Retail Class *	(190,660,469)	(265,074,961)
Cost of shares redeemed - Institutional Class **	(117,611,707)	(114,132,958)
Net decrease in net assets from capital share transactions	(230,387,092)	(106,243,814)

TOTAL DECREASE IN NET ASSETS:	(92,724,894)	(95,661,010)
NET ASSETS
Beginning of period	1,310,363,354	1,406,024,364
End of period (including accumulated net investment income
(loss) of $1,018,548 and $(1,873,912), respectively)	$1,217,638,460	$1,310,363,354

CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	2,734,069	10,525,894
Shares sold - Institutional Class	1,789,560	6,192,321
Shares issued to holders in reinvestment of dividends - Retail Class	36,679	177,366
Shares issued to holders in reinvestment of dividends -Institutional Class	31,678	115,026
Shares redeemed - Retail Class	(11,219,026)	(16,787,529)
Shares redeemed - Institutional Class	(6,877,736)	(7,305,189)
Net decrease in shares outstanding	(13,504,776)	(7,082,111)

* Net of redemption fees of (Retail Class):	$99	$18,328
** Net of redemption fees of (Institutional Class):	$28,224	$2

20 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:
Net investment income	$5,186,205	$15,846,137
Net realized gain on investments, investment companies, short positions,
foreign currency, and foreign currency translation	70,965,086	64,565,842
Net unrealized appreciation on investments, investment companies,
short positions, foreign currency, and foreign currency translation	55,299,703	24,673,607
Net increase in net assets from operations	131,450,994	105,085,586

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(1,904,188)	(1,213,277)
From net investment income - Institutional Class	(1,170,781)	(549,204)
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Return of Capital - Retail Class	—	(4,032,554)
Return of Capital - Institutional Class	—	(1,825,382)
Total distributions	(3,074,969)	(7,620,417)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	99,901,499	269,449,836
Proceeds from shares sold - Institutional Class	60,248,482	132,879,950
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	1,722,074	4,771,756
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	1,097,891	2,142,582
Cost of shares redeemed - Retail Class *	(251,919,540)	(347,429,796)
Cost of shares redeemed - Institutional Class **	(78,314,167)	(121,529,433)
Net decrease in net assets from capital share transactions	(167,263,761)	(59,715,105)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(38,887,736)	37,750,064
NET ASSETS
Beginning of period	1,236,821,834	1,199,071,770
End of period (including accumulated net investment
income of $2,431,339 and $320,103, respectively)	$1,197,934,098	$1,236,821,834

CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	9,501,315	27,769,493
Shares sold - Institutional Class	5,748,345	13,668,262
Shares issued to holders in reinvestment of dividends - Retail Class	164,163	478,205
Shares issued to holders in reinvestment of dividends -Institutional Class	104,263	214,388
Shares redeemed - Retail Class	(24,095,418)	(36,248,252)
Shares redeemed - Institutional Class	(7,440,439)	(12,596,014)
Net decrease in shares outstanding	(16,017,771)	(6,713,918)

* Net of redemption fees of (Retail Class):	$1,380	$4,001
** Net of redemption fees of (Institutional Class):	$7	$—

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 21

Leuthold Global Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:
Net investment income	$804,889	$2,069,446
Net realized gain on investments, investment companies, short positions,
foreign currency, and foreign currency translation	11,944,962	19,514,817
Net unrealized appreciation on investments, investment companies,
short positions, foreign currency, and foreign currency translation	24,301,457	5,097,126
Net increase in net assets from operations	37,051,308	26,681,389

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(242,126)	(201,150)
From net investment income - Institutional Class	(568,370)	(423,478)
From net realized gains - Retail Class	(5,218,636)	—
From net realized gains - Institutional Class	(9,824,159)	—
Total distributions	(15,853,291)	(624,628)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	36,795,436	84,051,580
Proceeds from shares sold - Institutional Class	107,442,736	77,405,797
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	3,637,419	125,999
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	8,962,413	362,170
Cost of shares redeemed - Retail Class*	(14,332,640)	(51,419,965)
Cost of shares redeemed - Institutional Class**	(20,231,864)	(26,707,262)
Net increase in net assets from capital share transactions	122,273,500	83,818,319

TOTAL INCREASE IN NET ASSETS:	143,471,517	109,875,080
NET ASSETS
Beginning of period	289,646,320	179,771,240
End of period (including accumulated net investment
income (loss) of $(3,389) and $2,218, respectively)	$433,117,837	$289,646,320

CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	3,461,278	8,754,373
Shares sold - Institutional Class	10,053,740	8,056,701
Shares issued to holders in reinvestment of dividends - Retail Class	354,127	12,879
Shares issued to holders in reinvestment of dividends -Institutional Class	869,815	36,911
Shares redeemed - Retail Class	(1,349,312)	(5,455,495)
Shares redeemed - Institutional Class	(1,907,523)	(2,793,589)
Net increase in shares outstanding	11,482,125	8,611,780

* Net of redemption fees of (Retail Class):	$631	$17,562
** Net of redemption fees of (Institutional Class):	$492	$—

22 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(57,318)	$110,459
Net realized gain on investments, foreign currency, and
foreign currency translation	2,048,330	187,472
Net unrealized appreciation (depreciation) on investments,
foreign currency, and foreign currency translation	3,930,319	(4,391,386)
Net increase (decrease) in net assets from operations	5,921,331	(4,093,455)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,146)	(87,441)
From net realized gains	—	—
Total distributions	(45,146)	(87,441)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	905,247	12,399,177
Proceeds from shares sold in connection with the
acquisition of Leuthold Select Equities Fund - (Note 1)	—	8,835,263
Proceeds from shares issued to holders in
reinvestment of dividends	39,403	60,336
Cost of shares redeemed	(13,322,190)	(25,568,753)
Net decrease in net assets from capital share transactions	(12,377,540)	(4,273,977)

TOTAL DECREASE IN NET ASSETS:	(6,501,355)	(8,454,873)
NET ASSETS
Beginning of period	39,088,487	47,543,360
End of period (including accumulated net investment
income (loss) of $(79,739) and $22,725, respectively)	$32,587,132	$39,088,487

CHANGES IN SHARES OUTSTANDING:
Shares sold	69,473	980,357
Proceeds from shares sold in connection with the
acquisition of Leuthold Select Equities Fund - (Note 1)	—	731,396
Shares issued to holders in reinvestment of dividends	3,081	5,305
Shares redeemed	(1,047,343)	(2,112,955)
Net decrease in shares outstanding	(974,789)	(395,897)

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 23

Leuthold Global Industries Fund

Statements of Changes in Net Assets

		Period from
		May 17, 2010*
	Six Months Ended	through
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(17,200)	$5,734
Net realized gain on investments, investment companies, foreign currency,
and foreign currency translation	321,788	70,563
Net unrealized appreciation on investments, investment companies,
foreign currency, and foreign currency translation	1,307,996	1,172,682
Net increase in net assets from operations	1,612,584	1,248,979

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(19,814)	—
From net investment income - Institutional Class	(14,703)	—
From net realized gains - Retail Class	(45,735)	—
From net realized gains - Institutional Class	(30,728)	—
Total distributions	(110,980)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	1,148,720	5,128,852
Proceeds from shares sold - Institutional Class	25,175,738	3,342,433
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	11,261	—
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	42,382	—
Cost of shares redeemed - Retail Class**	(1,246,971)	—
Cost of shares redeemed - Institutional Class***	(609,602)	—
Net increase in net assets from capital share transactions	24,521,528	8,471,285

TOTAL INCREASE IN NET ASSETS:	26,023,132	9,720,264
NET ASSETS
Beginning of period	9,720,264	—
End of period (including accumulated net investment
income (loss) of $(49,685) and $2,032 respectively	$35,743,396	$9,720,264

CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	96,444	531,349
Shares sold - Institutional Class	2,007,865	351,371
Shares issued to holders in reinvestment of dividends - Retail Class	950	—
Shares issued to holders in reinvestment of dividends -Institutional Class	3,581	—
Shares redeemed - Retail Class	(103,158)	—
Shares redeemed - Institutional Class	(50,366)	—
Net increase in shares outstanding	1,955,316	882,720

* Commencement of Fund Operations
** Net of redemption fees of (Retail Class):	$38	$—
*** Net of redemption fees of (Institutional Class):	$—	$—

24 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Clean Technology Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:

Net investment loss	$(199,489)	$(253,652)
Net realized loss on investments, foreign currency,
and foreign currency translation	(278,273)	(689,320)
Net unrealized appreciation (depreciation) on investments,
foreign currency, and foreign currency translation	6,732,926	(1,887,137)
Net increase (decrease) in net assets from operations	6,255,164	(2,830,109)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	—	—
From net investment income - Institutional Class	—	—
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	5,021,985	14,727,315
Proceeds from shares sold - Institutional Class	759,948	11,645,942
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	—	—
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	—	—
Cost of shares redeemed - Retail Class *	(3,536,173)	(4,027,376)
Cost of shares redeemed - Institutional Class **	(2,975,771)	(758,976)
Net increase (decrease) in net assets from capital share transactions	(730,011)	21,586,905

TOTAL INCREASE IN NET ASSETS:	5,525,153	18,756,796
NET ASSETS
Beginning of period	27,385,976	8,629,180
End of period (including accumulated net investment
loss of $(200,864) and $(1,375) respectively	$32,911,129	$27,385,976

CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	438,395	1,354,745
Shares sold - Institutional Class	68,370	1,011,088
Shares issued to holders in reinvestment of dividends - Retail Class	—	—
Shares issued to holders in reinvestment of dividends -Institutional Class	—	—
Shares redeemed - Retail Class	(322,234)	(385,687)
Shares redeemed - Institutional Class	(273,422)	(75,494)
Net increase (decrease) in shares outstanding	(88,891)	1,904,652

* Net of redemption fees of (Retail Class):	$55	$767
** Net of redemption fees of (Institutional Class):	$—	$—

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 25

Leuthold Hedged Equity Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:
Net investment loss	$(69,418)	$(101,211)
Net realized loss on investments, short positions,
foreign currency, and foreign currency translation	(508,375)	(551,085)
Net unrealized appreciation on investments,
short positions, foreign currency, and foreign currency translation	392,595	79,270
Net decrease in net assets from operations	(185,198)	(573,026)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	—	—
From net investment income - Institutional Class	—	—
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	3,727,106	8,141,275
Proceeds from shares sold - Institutional Class	1,091,587	653,583
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	—	—
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	—	—
Cost of shares redeemed - Retail Class *	(1,212,093)	(3,735,782)
Cost of shares redeemed - Institutional Class **	(67)	(2,006,364)
Net increase in net assets from capital share transactions	3,606,533	3,052,712

TOTAL INCREASE IN NET ASSETS:	3,421,335	2,479,686
NET ASSETS
Beginning of period	4,589,488	2,109,802
End of period (including accumulated net investment
loss of $(69,442) and $(24),respectively)	$8,010,823	$4,589,488

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	437,156	885,085
Shares sold - Institutional Class	128,016	68,347
Shares issued to holders in reinvestment of dividends - Retail Class	—	—
Shares issued to holders in reinvestment of dividends -Institutional Class	—	—
Shares redeemed - Retail Class	(142,725)	(426,389)
Shares redeemed - Institutional Class	(8)	(219,245)
Net increase in shares outstanding	422,439	307,798

* Net of redemption fees of (Retail Class):	$3	$106
** Net of redemption fees of (Institutional Class):	$—	$—

26 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:
Net investment loss	$(1,629,133)	$(3,599,148)
Net realized loss on investments, short positions, foreign currency,
and foreign currency translation	(35,060,994)	(20,017,576)
Net unrealized appreciation (depreciation) on investments, short positions,
foreign currency, and foreign currency translation	4,503,751	(911,386)
Net decrease in net assets from operations	(32,186,376)	(24,528,110)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gains	—	—
Return of capital	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,421,475	320,755,091
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(139,281,625)	(185,918,997)
Net increase (decrease) in net assets from capital share transactions	(74,860,150)	134,836,094

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(107,046,526)	110,307,984
NET ASSETS
Beginning of period	196,552,242	86,244,258
End of period (including accumulated net investment
loss of $(1,629,172) and $(39), respectively)	$89,505,716	$196,552,242

CHANGES IN SHARES OUTSTANDING:
Shares sold	18,065,248	72,220,440
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(37,966,859)	(42,727,644)
Net increase (decrease) in shares outstanding	(19,901,611)	29,492,796

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 27

Leuthold Core Investment Fund - Retail

Financial Highlights

	Six Months Ended		Year Ended	Year Ended
	March 31,		September 30,	September 30,	Year Ended	Year Ended	Year Ended
	2011		2010	2009	September 30,	September 30,	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	2008	2007	2006
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$15.99		$15.79	$15.20	$21.18	$17.45	$17.50
Income (loss) from investment operations:
Net investment income	0.05	(2)	0.14 (2)	0.28 (2)	0.26 (3)	0.39 (3)	0.43 (3)
Net realized and unrealized gains (losses)
on investments and short positions	1.75		0.11	0.45	(2.18)	3.81	0.68
Total from investment operations	1.80		0.25	0.73	(1.92)	4.20	1.11

Less distributions:
From net investment income	(0.01)		—	(0.13)	(0.31)	(0.38)	(0.42)
From net realized gains	—		—	—	(3.75)	(0.09)	(0.74)
Return of capital	—		(0.05)	(0.01)	—	—	—
Redemption fees(4)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.01)		(0.05)	(0.14)	(4.06)	(0.47)	(1.16)
Net asset value, end of period	$17.78		$15.99	$15.79	$15.20	$21.18	$17.45

Total return	11.36%		1.53%	4.95%	(11.48%)	24.32%	6.64%

Supplemental data and ratios:
Net assets, end of period	$805,038,866		$858,708,522	$944,341,607	$1,103,832,039	$1,574,861,576	$1,490,923,347
Ratio of expenses to average net assets:
Before expense reimbursement (5)	1.28	%(8)	1.37%	1.15%	1.28%	1.15%	1.39%
After expense reimbursement (5)	1.28	%(8)	1.37%	1.15%	1.28%	1.15%	1.39%
Ratio of net investment income to
average net assets:
Before expense reimbursement (6)	0.65	%(8)	0.85%	2.14%	1.51%	1.96%	2.51%
After expense reimbursement (6)	0.65	%(8)	0.85%	2.14%	1.51%	1.96%	2.51%
Portfolio turnover rate (7)	30.93%		100.36%	116.70%	238.34%	144.17%	86.40%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.21% and 1.21%, respectively, for the six months ended March 31, 2011, 1.12% and 1.12%, respectively, for the year ended September 30, 2010, 1.14% and 1.14%, respectively, for the year ended September 30, 2009, 1.11% and 1.11%, respectively, for the year ended September 30, 2008, 1.08% and 1.08%, respectively, for the year ended September 30, 2007, and 1.08% and 1.08%, respectively, for the year ended September 30, 2006.

(6)	The net investment income ratios include dividends and interest on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(8)	Annualized.

28 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund - Institutional

Financial Highlights

	Six Months						Period from
	Ended		Year Ended	Year Ended			January 31, 2006(1)
	March 31,		September 30,	September 30,	Year Ended	Year Ended	through
	2011		2010	2009	September 30,	September 30,	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	2008	2007	2006
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$15.98		$15.78	$15.19	$21.17	$17.43	$17.74
Income (loss) from investment operations:
Net investment income	0.06	(3)	0.15 (3)	0.30 (4)	0.28 (4)	0.40 (4)	0.30	(4)
Net realized and unrealized gains (losses)
on investments and short positions	1.76		0.11	0.45	(2.19)	3.83	(0.27)
Total from investment operations	1.82		0.26	0.75	(1.91)	4.23	0.03

Less distributions:
From net investment income	(0.02)		—	(0.15)	(0.32)	(0.40)	(0.34)
From net realized gains	—		—	—	(3.75)	(0.09)	—
Return of capital	—		(0.06)	(0.01)	—	—	—
Redemption fees	0.00	(5)	0.00 (5)	0.00 (5)	—	—	0.00	(5)
Total distributions	(0.02)		(0.06)	(0.16)	(4.07)	(0.49)	(0.34)
Net asset value, end of period	$17.78		$15.98	$15.78	$15.19	$21.17	$17.43

Total return	11.42%		1.64%	5.14%	(11.46%)	24.53%	0.17%

Supplemental data and ratios:
Net assets, end of period	$412,599,594		$451,654,832	$461,682,757	$317,733,525	$203,412,179	$103,587,516
Ratio of expenses to average net assets:
Before expense reimbursement (6)	1.17	%(9)	1.27%	1.03%	1.18%	1.05%	1.32	%(9)
After expense reimbursement (6)	1.17	%(9)	1.27%	1.03%	1.18%	1.05%	1.32	%(9)
Ratio of net investment income to
average net assets:
Before expense reimbursement (7)	0.76	%(9)	0.95%	2.25%	1.61%	2.06%	2.83	%(9)
After expense reimbursement (7)	0.76	%(9)	0.95%	2.25%	1.61%	2.06%	2.83	%(9)
Portfolio turnover rate (8)	30.93%		100.36%	116.70%	238.34%	144.17%	86.40%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.10% and 1.10%, respectively, for the six months ended March 31, 2011, 1.02% and 1.02%, respectively, for the year ended September 30, 2010, 1.02% and 1.02%, respectively, for the year ended September 30, 2009, 1.01% and 1.01%, respectively, for the year ended September 30, 2008, 0.98% and 0.98%, respectively, for the year ended September 30, 2007, and 0.99% and 0.99%, respectively for the period ended September 30, 2006.

(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(9)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 29

Leuthold Asset Allocation Fund - Retail

Financial Highlights

							Period from
	Six Months Ended		Year Ended	Year Ended			May 24, 2006(1)
	March 31,		September 30,	September 30,	Year Ended	Year Ended	through
	2011		2010	2009	September 30,	September 30,	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	2008	2007	2006
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.91		$9.12	$9.45	$11.43	$9.73	$10.00
Income (loss) from investment operations:
Net investment income	0.04	(3)	0.11 (3)	0.21 (4)	0.20 (4)	0.16 (4)	0.03	(4)
Net realized and unrealized gains (losses)
on investments and short positions	1.08		0.74	(0.35)	(1.80)	1.72	(0.30)
Total from investment operations	1.12		0.85	(0.14)	(1.60)	1.88	(0.27)

Less distributions:
From net investment income	(0.02)		(0.02)	(0.19)	(0.20)	(0.18)	—
From net realized gains	—		—	—	(0.18)	—	—
Return of capital	—		(0.04)	—	—	—	—
Redemption fees	0.00	(5)	0.00 (5)	0.00 (5)	0.00 (5)	0.00 (5)	—
Total distributions	(0.02)		(0.06)	(0.19)	(0.38)	(0.18)	—
Net asset value, end of period	$11.01		$9.91	$9.12	$9.45	$11.43	$9.73

Total return	11.36%		9.26%	(1.20%)	(14.45%)	19.46%	(2.70%)

Supplemental data and ratios:
Net assets, end of period	$777,838,389		$843,525,684	$849,399,319	$1,205,840,473	$566,453,346	$77,573,030
Ratio of expenses to average net assets:
Before expense reimbursement (6)	1.38	%(7)	1.57%	1.34%	1.34%	1.43%	1.78	%(7)
After expense reimbursement (6)	1.38	%(7)	1.57%	1.34%	1.34%	1.43%	1.73	%(7)
Ratio of net investment income to average net assets:
Before expense reimbursement (8)	0.78	%(7)	1.17%	2.60%	1.99%	1.97%	2.71	%(7)
After expense reimbursement (8)	0.78	%(7)	1.17%	2.60%	1.99%	1.97%	2.76	%(7)
Portfolio turnover rate (9)	52.54%		100.64%	147.01%	197.96%	196.15%	26.83%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends and interest on short positions were 1.31% and 1.31% respectively for the six months ended March 31, 2011, 1.32% and 1.32% respectively for the year ended September 30, 2010,  1.32% and 1.32%, respectively, for the year ended September 30, 2009, 1.23% and 1.23%, respectively, for the year ended September 30, 2008, 1.32% and 1.32%, respectively, for the year ended September 30, 2007, and 1.55% and 1.50%, respectively, for the period ended September 30, 2006.

(7)	Annualized.
(8)	The net investment income ratios include dividends and interest on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

30 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund - Institutional

Financial Highlights

						Period from
	Six Months Ended		Year Ended	Year Ended		January 31, 2007(1)
	March 31,		September 30,	September 30,	Year Ended	through
	2011		2010	2009	September 30,	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	2008	2007
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.93		$9.13	$9.45	$11.44	$10.53
Income (loss) from investment operations:
Net investment income	0.05	(3)	0.13 (3)	0.23 (4)	0.21 (4)	0.12	(4)
Net realized and unrealized gains (losses)
on investments and short positions	1.10		0.73	(0.34)	(1.81)	0.92
Total from investment operations	1.15		0.86	(0.11)	(1.60)	1.04

Less distributions:
From net investment income	(0.03)		(0.02)	(0.21)	(0.21)	(0.13)
From net realized gains	—		—		(0.18)	—
Return of capital	—		(0.04)	—	—	—
Redemption fees	0.00	(5)	—	0.00 (5)	0.00 (5)	0.00	(5)
Total distributions	(0.03)		(0.06)	(0.21)	(0.39)	(0.13)
Net asset value, end of period	$11.05		$9.93	$9.13	$9.45	$11.44

Total return	11.59%		9.41%	(0.85%)	(14.42%)	9.95%

Supplemental data and ratios:
Net assets, end of period	$420,095,709		$393,296,150	$349,672,451	$683,852,979	$189,777,479
Ratio of expenses to average net assets:
Before expense reimbursement (6)	1.17	% (7)	1.36%	1.11%	1.21%	1.22	% (7)
After expense reimbursement (6)	1.17	% (7)	1.36%	1.11%	1.21%	1.22	% (7)
Ratio of net investment income to average net assets:
Before expense reimbursement (8)	0.99	% (7)	1.38%	2.82%	2.12%	2.11	% (7)
After expense reimbursement (8)	0.99	% (7)	1.38%	2.82%	2.12%	2.11	% (7)
Portfolio turnover rate (9)	52.54%		100.64%	147.01%	197.96%	196.15%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.10% and 1.10%, respectively, for the six months ended March 31, 2011, 1.11% and 1.11%, respectively, for the year ended September 30, 2010, 1.10% and 1.10%, respectively, for the year ended September 30, 2009, 1.09% and 1.09%,  respectively, for the year ended September 30, 2008, and 1.08% and 1.08%, respectively, for the period ended September 30, 2007.

(7)	Annualized.
(8)	The net investment income ratios include dividends on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 31

Leuthold Global Fund - Retail

Financial Highlights

	Six Months		Year Ended	Year Ended	Period from
	Ended		September 30,	September 30,	July 1, 2008 (1)
	March 31, 2011		2010	2009	through
	(Consolidated)		(Consolidated)	(Consolidated)	September 30, 2008
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$10.18		$9.07	$8.51	$10.00
Income (loss) from investment operations:
Net investment income	0.02	(3)	0.07 (3)	0.09 (4)	0.03	(4)
Net realized and unrealized gains (losses)
on investments and short positions	1.16		1.06	0.59	(1.52)
Total from investment operations	1.18		1.13	0.68	(1.49)

Less distributions:
From net investment income	(0.02)		(0.02)	(0.12)	—
From net realized gains	(0.50)		—	—	—
Redemption fees (5)	0.00		0.00	0.00	0.00
Total distributions	(0.52)		(0.02)	(0.12)	—
Net asset value, end of period	$10.84		$10.18	$9.07	$8.51

Total return	11.86%		12.39%	8.28%	(14.04%)

Supplemental data and ratios:
Net assets, end of period	$132,010,795		$98,906,854	$58,120,794	$19,940,804
Ratio of expenses to average net assets:
Before expense reimbursement (6)	1.57	% (7)	1.93%	1.82%	1.83	% (7)
After expense reimbursement (6)	1.57	% (7)	1.93%	1.82%	1.83	% (7)
Ratio of net investment income to average net assets:
Before expense reimbursement (8)	0.28	% (7)	0.78%	1.56%	2.01	% (7)
After expense reimbursement (8)	0.28	% (7)	0.78%	1.56%	2.01	% (7)
Portfolio turnover rate (9)	57.80%		140.87%	152.90%	62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.42% and 1.42%, respectively, for the six months ended March 31, 2011, 1.65% and 1.65%, respectively, for the year ended September 30, 2010, 1.77% and 1.77%, respectively, for the year ended September 30, 2009, and 1.83% and 1.83%, respectively, for the period ended September 30, 2008.

(7)	Annualized.
(8)	The net investment income ratios include dividends on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

32 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Institutional

Financial Highlights

	Six Months		Year Ended	Year Ended	Period from
	Ended		September 30,	September 30,	April 30, 2008(1)
	March 31, 2011		2010	2009	through
	(Consolidated)		(Consolidated)	(Consolidated)	September 30, 2008
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$10.20		$9.08	$8.51	$10.00
Income (loss) from investment operations:
Net investment income	0.02	(3)	0.09 (3)	0.11 (4)	0.04	(4)
Net realized and unrealized gains (losses)
on investments and short positions	1.18		1.06	0.59	(1.53)
Total from investment operations	1.20		1.15	0.70	(1.49)

Less distributions:
From net investment income	(0.03)		(0.03)	(0.13)	––
From net realized gains	(0.50)		—	—	––
Redemption fees	0.00	(5)	—	—	––
Total distributions	(0.53)		(0.03)	(0.13)	––
Net asset value, end of period	$10.87		$10.20	$9.08	$8.51

Total return	12.01%		12.52%	8.63%	(14.90%)

Supplemental data and ratios:
Net assets, end of period	$301,107,042		$190,739,466	$121,650,446	$51,045,894
Ratio of expenses to average net assets:
Before expense reimbursement (6)	1.40	% (7)	1.75%	1.57%	1.61	% (7)
After expense reimbursement (6)	1.40	% (7)	1.75%	1.57%	1.61	% (7)
Ratio of net investment income to average net assets:
Before expense reimbursement (8)	0.45	% (7)	0.97%	1.80%	2.20	% (7)
After expense reimbursement (8)	0.45	% (7)	0.97%	1.80%	2.20	% (7)
Portfolio turnover rate (9)	57.80%		140.87%	152.90%	62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.25% and 1.25%, respectively, for the six months ended March 31, 2011, 1.47% and 1.47%, respectively, for the year ended September 30, 2010, 1.53% and 1.53%, respectively, for the year ended September 30, 2009, and 1.60% and 1.60%, respectively, for the period ended September 30, 2008.

(7)	Annualized.
(8)	The net investment income ratios include dividends on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 33

Leuthold Select Industries Fund

Financial Highlights

	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	March 31,		September 30	September 30,		September 30,		September 30,	September 30,
	2011		2010	2009		2008		2007	2006
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$11.80		$12.82	$13.03		$21.94		$17.25	$16.07
Income (loss) from investment operations:
Net investment income (loss)	(0.02	) (2)	0.03 (2)	(0.04	) (3)	(0.04	) (3)	0.13 (3)	0.04 (3)
Net realized and unrealized
gains (losses) on investments
and short positions	2.18		(1.03)	(0.17)		(3.15)		4.98	1.34
Total from investment operations	2.16		(1.00)	(0.21)		(3.19)		5.11	1.38

Less distributions:
From net investment income	(0.02)		(0.02)	—		(0.06)		(0.12)	(0.03)
From net realized gains	—		—	—		(5.63)		(0.30)	(0.17)
Return of capital	—		—	—		(0.03)		—	—
Total distributions	(0.02)		(0.02)	—		(5.72)		(0.42)	(0.20)
Net asset value, end of period	$13.94		$11.80	$12.82		$13.03		$21.94	$17.25

Total return	18.31%		(7.76%)	(1.69%)		(18.90%)		30.12%	8.67%

Supplemental data and ratios:
Net assets, end of period	$32,587,132		$39,088,487	$47,543,360		$42,632,379		$74,020,005	$76,270,125
Ratio of expenses to average net assets:
Before expense recovery	1.49	% (4)	1.30%	1.38%		1.30%		1.29%	1.30%
After expense recovery	1.49	%(4)	1.30%	1.38%		1.30%		1.29%	1.32%
Ratio of net investment income to average net assets:
Before expense recovery	(0.36	%)(4)	0.24%	(0.38%)		(0.11%)		0.61%	0.26%
After expense recovery	(0.36	%)(4)	0.24%	(0.38%)		(0.11%)		0.61%	0.24%
Portfolio turnover rate	43.38%		178.24%	164.20%		139.89%		132.08%	179.88%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Annualized.

34 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund - Retail

Financial Highlights

			Period from
	Six Months		May 17, 2010 (1)
	Ended		through
	March 31, 2011		September 30, 2010
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$11.01		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	) (3)	0.00	(4)(5)
Net realized and unrealized gains
on investments and short positions	1.70		1.01
Total from investment operations	1.68		1.01

Less distributions:
From net investment income	(0.03)		––
From net realized gains	(0.08)		––
Redemption fees	0.00	(5)	––
Total distributions	(0.11)		––
Net asset value, end of period	$12.58		$11.01

Total return	15.39%		10.10%

Supplemental data and ratios:
Net assets, end of period	$6,610,906		$5,850,019
Ratio of expenses to average net assets:
Before expense reimbursement	1.25	%(6)	4.42	% (6)
After expense reimbursement	1.16	%(6)	1.96	% (6)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.39	%)(6)	(2.29	%)(6)
After expense reimbursement	(0.30	%)(6)	0.17	% (6)
Portfolio turnover rate	99.76%		112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income (loss) per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 35

Leuthold Global Industries Fund - Institutional

Financial Highlights

			Period from
	Six Months		May 17, 2010 (1)
	Ended		through
	March 31, 2011		September 30, 2010
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$11.01		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	) (3)	0.01	(4)
Net realized and unrealized gains
on investments and short positions	1.72		1.00
Total from investment operations	1.71		1.01

Less distributions:
From net investment income	(0.04)		––
From net realized gains	(0.08)		––
Total distributions	(0.12)		––
Net asset value, end of period	$12.60		$11.01

Total return	15.62%		10.10%

Supplemental data and ratios:
Net assets, end of period	$29,132,490		$3,870,245
Ratio of expenses to average net assets:
Before expense reimbursement	1.00	% (5)	4.17	% (5)
After expense reimbursement	0.91	% (5)	1.71	% (5)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.14	%) (5)	(2.04	%)(5)
After expense reimbursement	(0.05	%) (5)	0.42	% (5)
Portfolio turnover rate	99.76%		112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income (loss) per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Annualized.

36 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Clean Technology Fund - Retail

Financial Highlights

					Period from
	Six Months				July 22, 2009 (1)
	Ended		Year Ended		through
	March 31, 2011		September 30, 2010		September 30, 2009
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$10.30		$11.52		$10.00
Income (loss) from investment operations:
Net investment loss	(0.09	)(3)	(0.14	)(4)	(0.01	)(4)
Net realized and unrealized gains (losses)
on investments and short positions	2.60		(1.08)		1.53
Total from investment operations	2.51		(1.22)		1.52

Less distributions:
From net investment income	—		—		—
From net realized gains	—		—		—
Redemption fees (5)	0.00		0.00		0.00
Total distributions	—		—		—
Net asset value, end of period	$12.81		$10.30		$11.52

Total return	24.37%		(10.59%)		15.20%

Supplemental data and ratios:
Net assets, end of period	$16,316,638		$11,926,464		$2,170,237
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.64	% (6)	1.75%		3.67	% (6)
After expense reimbursement or recovery	1.64	% (6)	1.84%		2.07	% (6)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(1.41	%) (6)	(1.23%)		(3.35	%)(6)
After expense reimbursement or recovery	(1.41	%) (6)	(1.32%)		(1.75	%)(6)
Portfolio turnover rate	49.36%		62.17%		22.50%

(1)  Commencement of share class operations.
(2)  For a share outstanding throughout the period.  Rounded to the nearest cent.
(3)  Net investment income (loss) per share is calculated based on average shares outstanding.
(4)  Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)  Amount represents less than $0.005 per share.
(6)  Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 37

Leuthold Global Clean Technology Fund - Institutional

Financial Highlights

					Period from
	Six Months				July 22, 2009 (1)
	Ended		Year Ended		through
	March 31, 2011		September 30, 2010		September 30, 2009
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$10.33		$11.52		$10.00
Income (loss) from investment operations:
Net investment loss	(0.07	)(3)	(0.11	)(4)	(0.03	)(4)
Net realized and unrealized gains (losses)
on investments and short positions	2.59		(1.08)		1.55
Total from investment operations	2.52		(1.19)		1.52

Less distributions:
From net investment income	—		—		—
In excess of net investment income	—		—		—
From net realized gains	—		—		—
Total distributions	—		—		—
Net asset value, end of period	$12.85		$10.33		$11.52

Total return	24.39%		(10.33%)		15.20%

Supplemental data and ratios:
Net assets, end of period	$16,594,491		$15,459,512		$6,458,943
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.52	%(5)	1.51%		3.42	% (5)
After expense reimbursement or recovery	1.52	%(5)	1.60%		1.82	% (5)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(1.29	%)(5)	(0.99%)		(3.11	%)(5)
After expense reimbursement or recovery	(1.29	%)(5)	(1.08%)		(1.51	%)(5)
Portfolio turnover rate	49.36%		62.17%		22.50%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Annualized.

38 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Hedged Equity Fund - Retail

Financial Highlights

					Period from
	Six Months				July 22, 2009 (1)
	Ended		Year Ended		through
	March 31, 2011		September 30, 2010		September 30, 2009
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$8.69		$9.56		$10.00
Loss from investment operations:
Net investment loss	(0.10	)(3)	(0.18	)(3)	(0.02	)(4)
Net realized and unrealized losses
on investments and short positions	(0.17)		(0.69)		(0.42)
Total from investment operations	(0.27)		(0.87)		(0.44)

Less distributions:
From net investment income	—		—		—
In excess of net investment income	—		—		—
From net realized gains	—		—		—
Redemption fees(5)	0.00		0.00		0.00
Total distributions	—		—		—
Net asset value, end of period	$8.42		$8.69		$9.56

Total return	(3.11%)		(9.10%)		(4.40%)

Supplemental data and ratios:
Net assets, end of period	$6,867,773		$4,523,612		$593,636
Ratio of expenses to average net assets:
Before expense reimbursement (6)	3.20	%(7)	3.53%		17.77	% (7)
After expense reimbursement (6)	2.28	%(7)	2.80%		2.69	% (7)
Ratio of net investment income to average net assets:
Before expense reimbursement (8)	(2.73	%)(7)	(2.77%)		(17.27	%)(7)
After expense reimbursement (8)	(1.81	%)(7)	(2.04%)		(2.19	%)(7)
Portfolio turnover rate (9)	46.98%		260.05%		34.06%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 2.70% and 1.78% respectively, for the six months ended March 31, 2011, 2.97% and 2.24% respectively, for the year ended September 30, 2010, and 17.47% and 2.37%, respectively, for the period ended September 30, 2009.

(7)	Annualized.
(8)	The net investment income ratios include dividends on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 39

Leuthold Hedged Equity Fund - Institutional

Financial Highlights

					Period from
	Six Months				July 22, 2009 (1)
	Ended		Year Ended		through
	March 31, 2011		September 30, 2010		September 30, 2009
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$8.69		$9.57		$10.00
Loss from investment operations:
Net investment loss	(0.09	)(3)	(0.17	)(3)	(0.01	)(4)
Net realized and unrealized losses
on investments and short positions	(0.17)		(0.71)		(0.42)
Total from investment operations	(0.26)		(0.88)		(0.43)

Less distributions:
From net investment income	—		—		—
In excess of net investment income	—		—		—
From net realized gains	—		—		—
Total distributions	—		—		—
Net asset value, end of period	$8.43		$8.69		$9.57

Total return	(2.99%)		(9.20%)		(4.30%)

Supplemental data and ratios:
Net assets, end of period	$1,143,050		$65,876		$1,516,166
Ratio of expenses to average net assets:
Before expense reimbursement (5)	3.10	% (6)	3.28%		17.53	% (6)
After expense reimbursement (5)	2.18	% (6)	2.55%		2.44	% (6)
Ratio of net investment income to average net assets:
Before expense reimbursement (7)	(2.63	%)(6)	(2.52%)		(17.04	%)(6)
After expense reimbursement (7)	(1.71	%)(6)	(1.79%)		(1.95	%)(6)
Portfolio turnover rate (8)	46.98%		260.05%		34.06%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)
The ratio of expenses to average net assets includes dividends on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 2.60% and 1.68% respectively, for the six month period ended March 31, 2011, 2.72% and 1.99% respectively, for the year ended September 30, 2010, and 17.22% and 2.15%, respectively, for the period ended September 30, 2009.

(6)	Annualized.
(7)	The net investment income ratios include dividends on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

40 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Financial Highlights

	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	March 31,		September 30,		September 30,		September 30,	September 30,	September 30,
	2011		2010		2009		2008	2007	2006
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$4.12		$4.75		$7.32		$4.88	$5.69	$6.72
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(2)	(0.12	)(2)	(0.22	)(3)	0.12 (3)	0.31 (3)	0.36 (3)
Net realized and unrealized gains (losses)
on investments and short positions	(0.85)		(0.51)		(1.97)		2.44	(0.81)	(1.04)
Total from investment operations	(0.90)		(0.63)		(2.19)		2.56	(0.50)	(0.68)

Less distributions:
From net investment income	––		––		(0.01)		(0.12)	(0.31)	(0.35)
From net realized gains	––		––		(0.19)		––	––	––
Return of capital	––		––		(0.18)		––	––	––
Total distributions	––		––		(0.38)		(0.12)	(0.31)	(0.35)
Net asset value, end of period	$3.22		$4.12		$4.75		$7.32	$4.88	$5.69

Total return	(21.60%)		(13.26%)		(32.54%)		53.43%	(8.82%)	(10.23%)

Supplemental data and ratios:
Net assets, end of period	$89,505,716		$196,552,242		$86,244,258		$135,738,825	$76,664,501	$48,722,993
Ratio of expenses to average net assets:
Before expense reimbursement (4)	3.34	% (7)	2.72%		3.53%		3.21%	2.86%	2.93%
After expense reimbursement (4)	3.34	% (7)	2.72%		3.53%		3.21%	2.86%	2.93%
Ratio of net investment income to average net assets:
Before expense reimbursement (5)	(3.34	%)(7)	(2.71%)		(2.83%)		2.01%	6.40%	5.57%
After expense reimbursement (5)	(3.34	%)(7)	(2.71%)		(2.83%)		2.01%	6.40%	5.57%
Portfolio turnover rate (6)	0.00%		0.00%		0.00%		0.00%	0.00%	0.00%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment loss per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
The ratio of expenses to average net assets includes dividends on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were  were 1.91% and 1.91%, respectively, for the six month period ended March 31, 2011, 1.49% and 1.49%, respectively, for the year ended September 30, 2010, 1.47% and 1.47%, respectively, for the year ended September 30, 2009, 1.50% and 1.50%, respectively, for the year ended September 30, 2008, 1.61% and 1.61%, respectively, for the year ended September 30, 2007, and 1.57% and 1.57%, respectively, for the period ended September 30, 2006.

(5)	The net investment income ratios include dividends on short positions.
(6)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(7)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 41

Leuthold Core Investment Fund

Consolidated Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.43%
Auto Components - 0.05%
Minth Group, Ltd. (b)	338,000	$566,625

Automobiles - 0.22%
BYD Co., Ltd. (b)	693,700	2,657,598

Beverages - 0.62%
Coca-Cola Femsa SAB de
CV - ADR	33,231	2,558,455
Fomento Economico Mexicano
SAB de CV - ADR	86,272	5,064,166
		7,622,621

Capital Markets - 0.90%
Deutsche Bank AG (b)	87,550	5,171,579
UBS AG (a)(b)	318,247	5,744,358
		10,915,937

Chemicals - 0.25%
China BlueChemical, Ltd. (b)	3,784,000	3,098,788

Commercial Banks - 0.17%
Popular, Inc. (a)	716,375	2,084,651

Computers & Peripherals - 0.97%
Dell, Inc. (a)	254,981	3,699,774
Hewlett-Packard Co.	85,633	3,508,384
NCR Corp. (a)	242,200	4,563,048
		11,771,206

Construction & Engineering - 0.33%
MasTec, Inc. (a)	194,271	4,040,837

Construction Materials - 0.08%
Semen Gresik Persero Tbk PT (b)	893,000	933,253

Distributors - 0.16%
Jardine Cycle & Carriage, Ltd. (b)	66,000	1,916,382

	Shares	Fair Value

Diversified Consumer Services - 0.10%
New Oriental Education & Technology
Group - ADR (a)	12,905	$1,291,403

Diversified Financial Services - 1.14%
Bursa Malaysia Bhd (b)	380,700	1,047,043
ING Groep N.V. - ADR (a)	461,394	5,864,318
JPMorgan Chase & Co.	150,816	6,952,618
		13,863,979

Electronic Equipment, Instruments &
Components - 7.86%
Amphenol Corp. - Class A	133,561	7,264,383
Anixter International, Inc.	67,739	4,734,279
Arrow Electronics, Inc. (a)	103,526	4,335,669
Avnet, Inc. (a)	122,698	4,182,775
Benchmark Electronics, Inc. (a)	78,603	1,491,099
Brightpoint, Inc. (a)	196,827	2,133,605
Corning, Inc.	414,104	8,542,965
Fabrinet (a)(b)	42,177	850,288
Flextronics International,
Ltd. (a)(b)	915,759	6,840,720
IPG Photonics Corp. (a)	55,597	3,206,835
Jabil Circuit, Inc.	325,276	6,645,389
Molex, Inc.	234,531	5,891,419
Plexus Corp. (a)	60,071	2,106,089
Sanmina-SCI Corp. (a)	281,821	3,159,213
SYNNEX Corp. (a)	51,763	1,694,203
TE Connectivity, Ltd. (b)	261,371	9,100,938
Tech Data Corp. (a)	84,355	4,290,295
Trimble Navigation, Ltd. (a)	121,419	6,136,516
TTM Technologies, Inc. (a)	270,957	4,920,579
Vishay Intertechnology, Inc. (a)	460,755	8,173,794
		95,701,053

42 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Energy Equipment & Services - 5.56%
Atwood Oceanics, Inc. (a)	157,845	$7,328,743
Ensco PLC - ADR	117,585	6,801,117
Helmerich & Payne, Inc.	176,378	12,115,405
Noble Corp. (b)	182,768	8,337,876
Patterson-UTI Energy, Inc.	293,324	8,620,792
Precision Drilling Corp. (a)(b)	377,039	5,105,108
Rowan Companies, Inc. (a)	221,111	9,768,684
Seadrill, Ltd. (b)	157,845	5,693,469
Transocean Ltd (a)(b)	49,846	3,885,496
		67,656,690

Food & Staples Retailing - 3.28%
BJ's Wholesale Club, Inc. (a)	177,017	8,641,970
Costco Wholesale Corp.	262,010	19,210,573
CP ALL PCL (b)	1,756,100	2,322,500
Wal-Mart Stores, Inc.	187,242	9,745,946
		39,920,989

Food Products - 0.97%
Chaoda Modern Agriculture
Holdings, Ltd. (b)	3,632,000	2,255,248
Golden Agri-Resources,
Ltd. (b)	11,923,000	6,526,672
Lotte Confectionery Co., Ltd. (b)	1,253	1,712,245
Wilmar International, Ltd. (b)	310,000	1,342,800
		11,836,965

Health Care Equipment & Supplies - 0.66%
Mindray Medical International,
Ltd. - ADR	97,248	2,450,649
Shandong Weigao Group Medical
Polymer Co., Ltd. (b)	1,244,000	3,550,379
Supermax Corp. Bhd (b)	865,250	1,231,276
Top Glove Corp. Bhd (b)	427,200	758,840
		7,991,144

	Shares	Fair Value

Health Care Providers & Services - 10.63%
Aetna, Inc.	377,039	$14,112,570
AMERIGROUP Corp. (a)	283,738	18,230,166
CIGNA Corp.	338,057	14,969,164
Concord Medical Services Holdings,
Ltd. - ADR (a)	25,000	141,750
Coventry Health Care, Inc. (a)	561,086	17,893,033
Healthspring, Inc. (a)	279,265	10,436,133
Humana, Inc. (a)	226,863	15,866,798
Magellan Health Services, Inc. (a)	138,035	6,774,758
Sinopharm Group Co. (b)	142,400	505,266
UnitedHealth Group, Inc.	377,039	17,042,163
WellPoint, Inc.	192,993	13,468,982
		129,440,783

Hotels, Restaurants & Leisure - 0.13%
Ctrip.com International, Ltd.
- ADR (a)	25,847	1,072,392
REXLot Holdings, Ltd. (b)	4,325,000	478,174
		1,550,566

Household Durables - 0.25%
LG Electronics, Inc. (b)	13,989	1,339,026
Woongjin Coway Co., Ltd. (b)	50,170	1,731,104
		3,070,130

Insurance - 0.29%
China Life Insurance Co.,
Ltd. (b)	935,000	3,509,909

Internet Software & Services - 1.01%
Baidu, Inc. - ADR (a)	82,327	11,345,484
Tencent Holdings, Ltd. (b)	42,200	1,028,071
		12,373,555

Leisure Equipment & Products - 0.35%
Polaris Industries, Inc.	48,568	4,226,387

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 43

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Machinery - 1.64%
Cummins, Inc.	38,343	$4,203,160
United Tractors Tbk PT (b)	2,361,500	5,885,105
Weichai Power Co., Ltd. (b)	1,626,000	9,876,969
		19,965,234

Marine - 0.20%
China Shipping Development
Co., Ltd. (b)	2,134,000	2,397,768

Media - 0.74%
BEC World PCL (b)	2,242,200	2,502,042
Cheil Worldwide, Inc. (b)	126,700	1,674,780
Grupo Televisa SA - ADR (a)	198,105	4,859,515
		9,036,337

Multiline Retail - 0.36%
Golden Eagle Retail Group,
Ltd. (b)	1,270,000	2,739,662
New World Department Store
China, Ltd. (b)	946,000	661,594
Parkson Holdings Bhd (b)	503,182	946,971
		4,348,227

Office Electronics - 1.34%
Xerox Corp.	1,269,153	13,516,480
Zebra Technologies Corp. (a)	72,213	2,833,638
		16,350,118

Oil, Gas & Consumable Fuels - 1.41%
Banpu PCL (b)	410,000	10,329,641
Occidental Petroleum Corp.	65,183	6,810,972
		17,140,613

	Shares	Fair Value

Pharmaceuticals - 2.20%
Allergan, Inc.	73,491	$5,219,331
China Pharmaceutical Group,
Ltd. (b)	920,000	545,243
China Shineway Pharmaceutical
Group, Ltd. (b)	191,000	458,682
Medicis Pharmaceutical Corp. -
Class A	100,331	3,214,605
Perrigo Co.	54,319	4,319,447
Pfizer, Inc.	283,099	5,749,741
Shire PLC - ADR	29,396	2,560,391
United Laboratories International
Holdings, Ltd. (b)	292,000	525,548
Valeant Pharmaceuticals
International, Inc. (b)	83,716	4,169,894
		26,762,882

Real Estate Investment Trusts (REITs) - 6.97%
American Capital Agency Corp.	204,649	5,963,472
Annaly Capital Management,
Inc.	320,043	5,584,750
Anworth Mortgage Asset Corp.	291,354	2,065,700
CommonWealth REIT	105,193	2,731,862
CommonWealth REIT Escrow (a)	75,000	–
Entertainment Properties Trust	107,106	5,014,703
Lexington Realty Trust	312,393	2,920,875
MFA Financial, Inc.	700,014	5,740,115
National Retail Properties, Inc.	141,533	3,698,257
Nationwide Health Properties,
Inc.	360,208	15,319,646
Omega Healthcare Investors,
Inc.	641,998	14,342,235
Realty Income Corp.	179,785	6,283,486
Senior Housing Properties Trust	517,679	11,927,324
Washington Real Estate
Investment Trust	106,468	3,310,090
		84,902,515

44 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Road & Rail - 2.36%
Canadian National Railway
Co. (b)	50,485	$3,800,006
Canadian Pacific Railway,
Ltd. (b)	41,538	2,672,555
CSX Corp.	87,550	6,881,430
Genesee & Wyoming, Inc. -
Class A (a)	33,870	1,971,234
Kansas City Southern (a)	69,017	3,757,976
Norfolk Southern Corp.	88,828	6,153,115
Union Pacific Corp.	35,787	3,518,936
		28,755,252

Semiconductors & Semiconductor
Equipment - 8.25%
Altera Corp.	362,980	15,978,380
Analog Devices, Inc.	320,803	12,633,222
Applied Micro Circuits Corp. (a)	322,720	3,349,834
Avago Technologies, Ltd. (b)	161,680	5,028,248
Broadcom Corp. - Class A	182,129	7,172,240
Cirrus Logic, Inc. (a)	157,206	3,306,042
Fairchild Semiconductor
International, Inc.(a)	256,259	4,663,914
Intel Corp.	493,986	9,963,698
LSI Corp. (a)	738,742	5,023,446
Micrel, Inc.	228,780	3,083,954
ON Semiconductor Corp. (a)	674,198	6,654,334
RF Micro Devices, Inc. (a)	1,288,325	8,258,163
Samsung Electronics Co., Ltd. - GDR
(Acquired 01/25/2010 through 02/03/2010,
Cost $10,827,145) (a)(d)	29,746	12,636,526
Transcend Information, Inc. (b)	414,000	1,131,913
Volterra Semiconductor Corp. (a)	65,183	1,618,494
		100,502,408

	Shares	Fair Value

Software - 0.06%
Longtop Financial Technologies,
Ltd. - ADR (a)(g)	25,302	$794,989

Specialty Retail - 0.43%
Best Buy Co., Inc.	184,046	5,285,801

Textiles, Apparel & Luxury Goods - 0.39%
361 Degrees International,
Ltd. (b)	1,469,000	915,936
Fossil, Inc. (a)	40,899	3,830,191
		4,746,127

Tobacco - 0.59%
Philip Morris International, Inc.	109,917	7,213,853

Transportation Infrastructure - 0.65%
Grupo Aeroportuario del Sureste
SAB de CV - ADR	28,757	1,690,049
Jasa Marga PT (b)	7,266,000	2,837,140
Zhejiang Expressway Co.,
Ltd. (b)	3,670,000	3,340,417
		7,867,606

Water Utilities - 0.24%
Guangdong Investment,
Ltd. (b)	5,754,000	2,907,125

Wireless Telecommunication Services - 0.62%
America Movil SAB
De CV - ADR	117,585	6,831,689
Globe Telecom, Inc. (b)	34,830	715,059
		7,546,748

TOTAL COMMON STOCKS
(Cost $624,742,580)		$784,565,054

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 45

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

PREFERRED STOCKS - 0.97%
Food & Staples Retailing - 0.97%
Cia Brasileira de Distribuicao Grupo
Pao de Acucar - Class A - ADR	283,099	$11,870,341
TOTAL PREFERRED STOCKS
(Cost $10,590,371)		$11,870,341

INVESTMENT COMPANIES - 10.07%
Exchange Traded Funds - 5.34%
iShares iBoxx Investment Grade
Corporate Bond Fund	202,736	$21,936,035
iShares MSCI Brazil Index Fund	70,261	5,443,822
iShares MSCI Emerging
Markets Index Fund	144,384	7,030,057
iShares MSCI South Africa
Index Fund	40,815	2,976,638
iShares S&P Latin America 40
Index Fund	180,408	9,704,146
Market Vectors Russia ETF (f)	392,467	16,334,477
SPDR S&P Emerging Middle East
& Africa ETF (f)	20,150	1,514,474
		64,939,649

Mutual Funds - 4.73%
Fidelity Floating Rate High
Income Fund	1,316,718	12,996,005
ING Russia Fund - Class A (f)	217,947	9,781,459
Matthews India Fund	322,185	6,556,473
RidgeWorth Seix Floating Rate
High Income Fund	1,446,689	13,034,670
The Central Europe &
Russia Fund, Inc.	38,644	1,750,960
U.S. Global Investors Funds - Eastern
European Fund (f)	1,178,357	13,515,749
		57,635,316

	Shares	Fair Value

TOTAL INVESTMENT COMPANIES
(Cost $82,590,432)		$122,574,965

EXCHANGE TRADED NOTES - 0.54%
iPath MSCI India Index ETN (a)	90,916	$6,593,228

TOTAL EXCHANGE TRADED NOTES
(Cost $5,733,590)		$6,593,228

	Troy Ounces	Fair Value

PRECIOUS METALS - 5.44%
Gold Bullion (a)	34,928	$50,178,613
Silver (a)	424,000	16,031,440

TOTAL PRECIOUS METALS
(Cost $40,291,723)		$66,210,053

	Principal
	Amount	Fair Value

FOREIGN GOVERNMENT BONDS - 3.88%
Republic of Brazil
12.500%, 01/05/2022 (b)
BRL	66,505,000	$47,251,891

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $33,553,208)		$47,251,891

46 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 5.02%
Money Market Funds - 5.02%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.01% (c)	61,116,301	$61,116,301

TOTAL SHORT-TERM INVESTMENTS
(Cost $61,116,301)		$61,116,301

Total Investments
(Cost $858,618,205) - 90.35%		$1,100,181,833

Other Assets in Excess of
Liabilities - 9.65% (e)		117,456,627

TOTAL NET ASSETS - 100.00%		$1,217,638,460

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
BRL	Brazilian Real
GDR Global Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2011.
(d)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2011, the market value of these securities total $12,636,526, which represents 1.04% of total net assets.

(e)	All or a portion of the assets have been committed as collateral for open securities sold short.
(f)
A portion of this security is considered illiquid. The market value of these securities total $41,146,159, which represents 3.38% of total net assets. If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.

(g)	Subsequent to March 31, 2011 trading was halted.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 47

Leuthold Core Investment Fund

Consolidated Schedule of Securities Sold Short
March 31, 2011 (Unaudited)

	Shares	Fair Value

INVESTMENT COMPANIES - 1.75%
Exchange Traded Funds - 1.75%
iShares Russell 2000 Index Fund	253,549	$21,341,219

TOTAL INVESTMENT COMPANIES
(Proceeds $20,011,574)		$21,341,219

TOTAL SECURITIES SOLD SHORT
(Proceeds $20,011,574) - 1.75%		$21,341,219

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

48 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.98%
Auto Components - 1.03%
Autoliv, Inc. (b)	80,771	$5,995,631
Magna International, Inc. (b)	119,810	5,740,097
Minth Group, Ltd. (b)	332,000	556,567
		12,292,295

Automobiles - 0.22%
BYD Co., Ltd. (b)	681,680	2,611,549

Capital Markets - 0.44%
Bank of New York Mellon Corp.	175,677	5,247,472

Chemicals - 1.61%
Cabot Corp.	151,445	7,010,389
China BlueChemical, Ltd. (b)	3,718,000	3,044,740
Kronos Worldwide, Inc.	26,000	1,519,700
Syngenta AG - ADR	48,463	3,158,334
Westlake Chemical Corp.	80,771	4,539,330
		19,272,493

Commercial Banks - 1.73%
Canadian Imperial Bank of
Commerce (b)	52,501	4,534,511
PNC Financial Services
Group, Inc.	133,945	8,437,196
SunTrust Banks, Inc.	134,618	3,882,383
Zions Bancorporation	165,580	3,818,275
		20,672,365

Commercial Services & Supplies - 0.26%
Deluxe Corp.	119,137	3,161,896

Computers & Peripherals - 1.87%
Apple Inc. (a)	16,827	5,863,368
Dell, Inc. (a)	411,258	5,967,353
Lexmark International, Inc. -
Class A (a)	140,676	5,210,639
SanDisk Corp. (a)	115,098	5,304,867
		22,346,227

	Shares	Fair Value

Construction & Engineering - 0.57%
KBR, Inc.	181,061	$6,838,674

Construction Materials - 0.07%
Semen Gresik Persero
Tbk PT (b)	778,000	813,069

Distributors - 0.15%
Jardine Cycle & Carriage,
Ltd. (b)	62,000	1,800,238

Diversified Consumer Services - 0.11%
New Oriental Education &
Technology Group - ADR (a)	12,681	1,268,988

Diversified Financial Services - 0.59%
Bursa Malaysia Bhd (b)	353,400	971,959
KKR Financial Holdings, LLC	617,224	6,042,623
		7,014,582

Diversified Telecommunication Services - 1.23%
BCE, Inc. (b)	148,753	5,405,684
Verizon Communications, Inc.	242,986	9,364,681
		14,770,365

Electric Utilities - 0.72%
Edison International	236,255	8,644,570

Electrical Equipment - 0.81%
Thomas & Betts Corp. (a)	162,888	9,686,949

Electronic Equipment, Instruments &
Components - 4.68%
Arrow Electronics, Inc. (a)	300,199	12,572,334
Avnet, Inc. (a)	288,755	9,843,658
Ingram Micro, Inc. (a)	142,695	3,000,876
SYNNEX Corp. (a)	201,927	6,609,071
TE Connectivity, Ltd. (b)	436,162	15,187,161
Vishay Intertechnology, Inc. (a)	497,414	8,824,124
		56,037,224

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 49

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Energy Equipment & Services - 0.95%
Ensco PLC - ADR	53,174	$3,075,584
RPC, Inc.	168,273	4,260,672
Seadrill, Ltd. (b)	113,752	4,103,035
		11,439,291

Food & Staples Retailing - 0.18%
CP ALL PCL (b)	1,630,300	2,156,125

Food Products - 0.95%
Chaoda Modern Agriculture
Holdings, Ltd. (b)	3,569,000	2,216,129
Golden Agri-Resources,
Ltd. (b)	11,716,000	6,413,360
Lotte Confectionery Co.,
Ltd. (b)	1,077	1,471,738
Wilmar International, Ltd. (b)	288,000	1,247,505
		11,348,732

Health Care Equipment & Supplies - 0.65%
Mindray Medical International,
Ltd. - ADR	95,558	2,408,061
Shandong Weigao Group Medical
Polymer Co., Ltd. (b)	1,224,000	3,493,299
Supermax Corp. Bhd (b)	803,250	1,143,048
Top Glove Corp. Bhd (b)	396,600	704,485
		7,748,893

Health Care Providers & Services - 4.04%
Aetna, Inc.	275,967	10,329,445
AMERIGROUP Corp. (a)	121,156	7,784,273
Concord Medical Services
Holdings, Ltd. - ADR (a)	24,000	136,080
Healthspring, Inc. (a)	341,930	12,777,924
Humana, Inc. (a)	125,195	8,756,138
Sinopharm Group Co. (b)	140,000	496,751
UnitedHealth Group, Inc.	146,061	6,601,957
WellPoint, Inc.	21,726	1,516,258
		48,398,826

	Shares	Fair Value

Hotels, Restaurants & Leisure - 0.13%
Ctrip.com International,
Ltd. - ADR (a)	25,398	$1,053,763
REXLot Holdings, Ltd. (b)	4,250,000	469,882
		1,523,645

Household Durables - 0.24%
LG Electronics, Inc. (b)	12,987	1,243,115
Woongjin Coway Co., Ltd. (b)	46,570	1,606,887
		2,850,002

Industrial Conglomerates - 0.84%
3M Co.	31,635	2,957,872
Tyco International, Ltd. (b)	158,176	7,081,540
		10,039,412

Information Technology Services - 0.36%
Convergys Corp. (a)	302,891	4,349,515
Insurance - 1.50%
ACE, Ltd. (b)	90,194	5,835,552
China Life Insurance Co.,
Ltd. (b)	919,000	3,449,846
Travelers Companies, Inc.	146,734	8,727,738
		18,013,136

Internet Software & Services - 1.01%
Baidu, Inc. - ADR (a)	80,896	11,148,278
Tencent Holdings, Ltd. (b)	41,500	1,011,017
		12,159,295

Machinery - 5.31%
AGCO Corp. (a)	120,483	6,622,951
Caterpillar, Inc.	28,943	3,222,803
Cummins, Inc.	63,944	7,009,541
Joy Global, Inc.	151,407	14,960,526
Nordson Corp.	27,301	3,141,253
Parker Hannifin Corp.	65,290	6,181,657
Timken Co.	132,599	6,934,928
United Tractors Tbk PT (b)	2,320,500	5,782,928
Weichai Power Co., Ltd. (b)	1,598,000	9,706,886
		63,563,473

50 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Marine - 0.20%
China Shipping Development
Co., Ltd. (b)	2,096,000	$2,355,071

Media - 0.31%
BEC World PCL (b)	1,953,100	2,179,439
Cheil Worldwide, Inc. (b)	117,625	1,554,822
		3,734,261

Metals & Mining - 2.60%
Alcoa, Inc.	244,332	4,312,460
Cliffs Natural Resources, Inc.	41,732	4,101,421
Freeport-McMoran Copper
& Gold, Inc.	144,041	8,001,478
Horsehead Holding Corp. (a)	343,276	5,852,856
Rio Tinto PLC - ADR	60,578	4,308,307
Vale SA - ADR	136,966	4,567,816
		31,144,338

Multiline Retail - 0.60%
Dillard's, Inc. - Class A	73,367	2,943,484
Golden Eagle Retail Group,
Ltd. (b)	1,248,000	2,692,203
New World Department Store
China, Ltd. (b)	930,000	650,404
Parkson Holdings Bhd (b)	467,125	879,113
		7,165,204

Multi-Utilities - 0.56%
Alliant Energy Corp.	170,965	6,655,667

Office Electronics - 0.56%
Xerox Corp.	626,647	6,673,791

	Shares	Fair Value

Oil, Gas & Consumable Fuels - 9.12%
Banpu PCL (b)	402,900	$10,150,762
Chevron Corp.	170,965	18,366,770
ConocoPhillips	232,216	18,544,770
Devon Energy Corp.	31,635	2,903,144
Exxon Mobil Corp.	115,098	9,683,195
Hess Corp.	95,579	8,144,287
Marathon Oil Corp.	158,176	8,432,362
Occidental Petroleum Corp.	96,925	10,127,693
Petrochina Co., Ltd. - ADR	21,487	3,271,396
Royal Dutch Shell PLC - ADR	84,809	6,179,184
Sasol, Ltd. - ADR	28,943	1,677,247
Sunoco, Inc.	129,233	5,891,732
W&T Offshore, Inc.	260,486	5,936,476
		109,309,018

Paper & Forest Products - 0.52%
Domtar Corp. (b)	67,982	6,239,388

Personal Products - 0.26%
Herbalife, Ltd. (b)	39,039	3,176,213

Pharmaceuticals - 1.60%
China Pharmaceutical Group,
Ltd. (b)	904,000	535,761
China Shineway Pharmaceutical
Group, Ltd.(b)	188,000	451,477
Eli Lilly & Co.	177,696	6,249,568
Johnson & Johnson	84,809	5,024,933
Novo Nordisk A/S - ADR	51,155	6,406,141
United Laboratories International
Holdings, Ltd.(b)	286,000	514,749
		19,182,629

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 51

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Real Estate Investment Trusts (REITs) - 7.12%
American Capital Agency Corp.	202,600	$5,903,764
Annaly Capital Management,
Inc.	315,006	5,496,855
Anworth Mortgage Asset Corp.	285,390	2,023,415
CommonWealth REIT	110,968	2,881,839
CommonWealth REIT
Escrow (a)	25,000	––
Entertainment Properties Trust	113,743	5,325,447
Lexington Realty Trust	330,131	3,086,725
MFA Financial, Inc.	688,572	5,646,291
National Retail Properties, Inc.	148,420	3,878,215
Nationwide Health Properties,
Inc.	353,712	15,043,371
Omega Healthcare Investors,
Inc.	629,745	14,068,503
Realty Income Corp.	190,033	6,641,653
Senior Housing Properties Trust	510,454	11,760,860
Washington Real Estate
Investment Trust	112,355	3,493,117
		85,250,055

Road & Rail - 0.50%
Union Pacific Corp.	61,251	6,022,811

Semiconductors & Semiconductor Equipment -
5.34%
Brooks Automation, Inc. (a)	460,394	6,321,210
Fairchild Semiconductor
International, Inc.(a)	347,988	6,333,382
Intel Corp.	220,774	4,453,012
Lam Research Corp. (a)	77,405	4,385,767
Micron Technology, Inc. (a)	444,913	5,098,703
MKS Instruments, Inc.	163,561	5,446,581
Novellus Systems, Inc. (a)	471,164	17,494,319
Texas Instruments, Inc.	297,506	10,281,807
Transcend Information, Inc. (b)	384,000	1,049,890
TriQuint Semiconductor, Inc. (a)	244,332	3,154,326
		64,018,997

	Shares	Fair Value

Software - 0.06%
Longtop Financial Technologies,
Ltd. - ADR (a)(f)	24,862	$781,164

Specialty Retail - 0.95%
Advance Auto Parts, Inc.	82,117	5,388,518
AutoZone, Inc. (a)	10,691	2,924,630
Limited Brands, Inc.	94,906	3,120,509
		11,433,657

Textiles, Apparel & Luxury Goods - 0.67%
361 Degrees International,
Ltd. (b)	1,443,000	899,724
Deckers Outdoor Corp. (a)	83,463	7,190,338
		8,090,062

Tobacco - 0.80%
British American Tobacco
PLC - ADR	79,425	6,432,631
Reynolds American, Inc.	87,502	3,108,946
		9,541,577

Transportation Infrastructure - 0.48%
Jasa Marga PT (b)	6,329,000	2,471,272
Zhejiang Expressway Co.,
Ltd. (b)	3,606,000	3,282,164
		5,753,436

Water Utilities - 0.37%
Cia de Saneamento Basico do
Estado de Sao Paulo - ADR	27,597	1,621,048
Guangdong Investment,
Ltd. (b)	5,654,000	2,856,602
		4,477,650

Wireless Telecommunication Services - 1.11%
Globe Telecom, Inc. (b)	37,220	764,125
MetroPCS Communications,
Inc. (a)	326,449	5,301,532
Vodafone Group, PLC - ADR	251,063	7,218,061
		13,283,718

52 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

TOTAL COMMON STOCKS
(Cost $620,536,883)		$790,358,008

INVESTMENT COMPANIES - 10.05%
Exchange Traded Funds - 5.38%
iShares iBoxx Investment Grade
Corporate Bond Fund	201,254	$21,775,683
iShares MSCI Brazil Index Fund	68,876	5,336,513
iShares MSCI Emerging Markets
Index Fund	141,538	6,891,485
iShares MSCI South Africa
Index Fund	39,784	2,901,447
iShares S&P Latin America 40
Index Fund	176,852	9,512,869
Market Vectors Russia ETF (e)	384,731	16,012,504
SPDR S&P Emerging Middle
East & Africa ETF (e)	27,450	2,063,142
		64,493,643

Mutual Funds - 4.67%
Fidelity Floating Rate High
Income Fund	1,257,631	12,412,819
ING Russia Fund -
Class A (e)	213,492	9,581,511
Matthews India Fund	316,156	6,433,781
RidgeWorth Seix Floating Rate
High Income Fund	1,381,770	12,449,748
The Central Europe & Russia
Fund, Inc.	37,882	1,716,433
U.S. Global Investors Funds - Eastern
European Fund (e)	1,157,827	13,280,278
		55,874,570

TOTAL INVESTMENT COMPANIES
(Cost $93,707,659)		$120,368,213

	Shares	Fair Value

EXCHANGE TRADED NOTES - 0.54%
iPath MSCI India Index ETN (a)	89,124	$6,463,273

TOTAL EXCHANGE TRADED NOTES
(Cost $5,598,433)		$6,463,273

	Troy Ounces	Fair Value

PRECIOUS METALS - 5.27%
Gold Bullion (a)	32,994	$47,400,170
Silver (a)	416,000	15,728,960

TOTAL PRECIOUS METALS
(Cost $37,730,014)		$63,129,130

	Principal
	Amount	Fair Value

FOREIGN GOVERNMENT BONDS - 3.67%
Republic of Brazil
12.500%, 01/05/2022 (b)
BRL	61,907,000	$43,985,006

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $27,710,763)		$43,985,006

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 53

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 6.42%
Money Market Funds - 6.42%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.01% (c)	76,950,246	$76,950,246

TOTAL SHORT-TERM INVESTMENTS
(Cost $76,950,246)		$76,950,246

Total Investments
(Cost $862,233,998) - 91.93%		$1,101,253,876

Other Assets in Excess of
Liabilities - 8.07% (d)		96,680,222

TOTAL NET ASSETS - 100.00%		$1,197,934,098

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
BRL Brazilian Real
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2011.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.
(e)
A portion of this security is considered illiquid.  The market value of these securities total $40,937,435, which represents 3.42% of total net assets. If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.

(f)	Subsequent to March 31, 2011 trading was halted.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

54 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Consolidated Schedule of Securities Sold Short
March 31, 2011 (Unaudited)

	Shares	Fair Value

INVESTMENT COMPANIES - 1.76%
Exchange Traded Funds - 1.76%
iShares Russell 2000 Index Fund	249,951	$21,038,376

TOTAL INVESTMENT COMPANIES
(Proceeds $19,727,599)		$21,038,376

TOTAL SECURITIES SOLD SHORT
(Proceeds $19,727,599) - 1.76%		$21,038,376

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 55

Leuthold Global Fund

Consolidated Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 69.86%
Airlines - 2.76%
Airasia Bhd (a)(b)	1,660,000	$1,474,338
Alaska Air Group, Inc. (a)	46,464	2,946,747
Cathay Pacific Airways,
Ltd. (b)	1,020,000	2,444,260
Deutsche Lufthansa AG (b)	125,701	2,664,123
Southwest Airlines Co.	105,337	1,330,406
Thai Airways International
PLC (b)	874,367	1,091,333
		11,951,207

Auto Components - 5.99%
Autoliv, Inc. (b)	39,102	2,902,542
Cheng Shin Rubber Industry
Co., Ltd. (b)	1,230,500	2,853,794
Halla Climate Control
Corp. (b)	76,930	1,469,241
Johnson Controls, Inc.	74,370	3,091,561
Keihin Corp. (b)	124,100	2,355,781
Lear Corp.	60,197	2,941,827
Minth Group, Ltd. (b)	1,764,000	2,957,178
Plastic Omnium SA (b)	42,135	3,441,286
TRW Automotive Holdings
Corp. (a)	71,709	3,949,732
		25,962,942

Automobiles - 6.18%
Dongfeng Motor Group
Co., Ltd. (b)	1,738,000	2,958,279
Ford Otomotiv Sanayi AS (b)	171,903	1,642,155
Fuji Heavy Industries, Ltd. (b)	358,000	2,306,901
Honda Motor Co., Ltd. (b)	74,500	2,798,900
Hyundai Motor Co. (b)	13,732	2,541,224
Kia Motors Corp. (b)	47,840	3,009,216
Peugeot SA (a)(b)	36,963	1,460,458
Proton Holdings Bhd (b)	1,158,000	1,353,469
Thor Industries, Inc.	76,535	2,553,973

	Shares	Fair Value

Automobiles - 6.18%(continued)
Tofas Turk Otomobil Fabrikasi
AS (b)	529,526	$2,990,490
Volkswagen AG (b)	20,433	3,136,099
		26,751,164

Chemicals - 9.57%
Arkema SA (b)	32,401	2,942,915
Ashland, Inc.	47,443	2,740,308
BASF SE (b)	20,488	1,772,034
Cabot Corp.	37,351	1,728,978
China Petrochemical Development
Corp. (a)(b)	2,274,000	2,896,002
Eastman Chemical Co.	17,552	1,743,265
El du Pont de Nemours & Co.	26,210	1,440,764
Fuchs Petrolub AG (b)	25,355	3,772,958
Fufeng Group, Ltd. (b)	1,738,000	1,190,908
Hanwa Co., Ltd. (b)	662,000	2,928,781
Hanwha Chemical Corp. (b)	74,870	2,955,350
Honam Petrochemical Corp. (b)	9,031	3,190,221
Kemira OYJ (b)	93,728	1,512,942
Lanxess AG (b)	25,052	1,873,876
LCY Chemical Corp. (b)	1,081,000	3,109,945
Mitsubishi Chemical Holdings
Corp. (b)	220,500	1,386,409
The Dow Chemical Co.	44,465	1,678,554
USI Corp. (b)	1,896,000	2,579,022
		41,443,232

Consumer Finance - 4.16%
Capital One Financial Corp.	61,686	3,205,204
Cash America International, Inc.	59,356	2,733,344
Credit Acceptance Corp. (a)	42,700	3,029,992
Discover Financial Services	155,744	3,756,545
International Personal Finance
PLC (b)	320,602	1,654,030
Provident Financial PLC (b)	73,267	1,128,342
Samsung Card Co. (b)	49,925	2,525,947
		18,033,404

56 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Industrial Conglomerates - 2.37%
Alfa S.A.B. de CV - Class A (b)	282,600	$3,658,408
Carlisle Companies, Inc.	56,805	2,530,663
Drb-hicom Berhad (b)	2,026,000	1,538,522
Jardine Strategic Holdings,
Ltd. (b)	47,000	1,254,900
NWS Holdings, Ltd. (b)	827,596	1,266,096
		10,248,589

Insurance - 3.13%
Arch Capital Group, Ltd. (a)(b)	30,250	3,000,498
Endurance Specialty Holdings,
Ltd. (b)	57,660	2,814,961
Montpelier Re Holdings,
Ltd. (b)	136,993	2,420,666
PartnerRe, Ltd. (b)	34,345	2,721,498
Transatlantic Holdings, Inc.	53,551	2,606,327
		13,563,950

Marine - 1.72%
Alexander & Baldwin, Inc.	38,095	1,739,037
D/S Norden (b)	39,157	1,350,831
Mitsui O.S.K. Lines, Ltd.(b)	193,000	1,111,409
Nippon Yusen KK (b)	317,000	1,238,579
Seaspan Corp. (b)	103,655	2,016,090
		7,455,946

Media - 3.90%
Cinemark Holdings, Inc.	150,450	2,911,207
Comcast Corp. - Class A	138,014	3,411,706
Daiichikosho Co., Ltd. (b)	187,500	3,187,365
ProSiebenSat.1 Media AG (b)	153,042	4,479,865
TV Azteca SAB de CV (b)	4,154,200	2,895,327
		16,885,470

Oil, Gas & Consumable Fuels - 6.76%
Chevron Corp.	27,465	2,950,565
China Petroleum & Chemical
Corp. - ADR	11,604	1,167,130
ConocoPhillips	41,390	3,305,405

	Shares	Fair Value

Oil, Gas & Consumable Fuels - 6.76%
(continued)
Hess Corp.	31,891	$2,717,432
Marathon Oil Corp.	55,619	2,965,049
Polskie Gornictwo Naftowe i
Gazownictwo SA (b)	1,037,133	1,373,299
PTT Public Company (b)	124,100	1,452,518
Repsol YPF SA (b)	84,240	2,886,117
Royal Dutch Shell PLC - ADR	41,142	2,997,606
Sasol, Ltd. - ADR	25,204	1,460,572
Statoil ASA - ADR	111,390	3,078,820
Suncor Energy, Inc. (b)	65,032	2,916,035
		29,270,548

Paper & Forest Products - 3.32%
China Forestry Holdings Co.,
Ltd. (b)(e)(f)	2,484,000	942,052
Domtar Corp. (b)	30,774	2,824,438
MeadWestvaco Corp.	72,978	2,213,423
Semapa-Sociedade de
Investimento e Gestao (b)	203,532	2,434,469
Sino-Forest Corp. (a)(b)	125,500	3,275,039
Svenska Cellulosa AB (b)	167,671	2,698,929
		14,388,350

Real Estate Investment Trusts (REITs) - 3.51%
American Capital Agency Corp.	132,495	3,860,904
Annaly Capital Management,
Inc.	211,034	3,682,543
Anworth Mortgage Asset Corp.	542,612	3,847,119
MFA Financial, Inc.	464,047	3,805,186
		15,195,752

Semiconductors & Semiconductor
Equipment - 5.34%
Amkor Technology, Inc. (a)	218,257	1,471,052
ASM International NV (a)(b)	43,527	1,708,707
ASM Pacific Technology,
Ltd. (b)	115,100	1,444,937

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 57

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Semiconductors & Semiconductor
Equipment - 5.34% (continued)
Dainippon Screen Manufacturing
Co., Ltd. (a)(b)	336,000	$3,522,385
Entegris, Inc. (a)	187,373	1,643,261
GT Solar International, Inc. (a)	147,665	1,574,109
Lam Research Corp. (a)	29,878	1,692,887
MKS Instruments, Inc.	100,859	3,358,605
Novellus Systems, Inc. (a)	39,432	1,464,110
SMA Solar Technology AG (b)	15,773	1,976,934
Teradyne, Inc. (a)	88,268	1,572,053
Veeco Instruments, Inc. (a)	33,035	1,679,500
		23,108,540

Specialty Retail - 0.52%
AutoNation, Inc. (a)	63,836	2,257,879

Trading Companies & Distributors - 4.19%
Applied Industrial Technologies,
Inc.	75,128	2,498,757
BayWa AG (b)	58,749	2,659,699
JFE Shoji Holdings, Inc. (b)	594,842	2,581,606
LG International Corp. (b)	36,540	1,409,036
Nagase & Co., Ltd. (b)	221,000	2,630,320
Toyota Tsusho Corp. (b)	158,600	2,616,004
WESCO International, Inc. (a)	60,072	3,754,500
		18,149,922

Water Utilities - 2.30%
American Water Works Co., Inc.	76,094	2,134,437
Cia de Saneamento Basico do
Estado de Sao Paulo (b)	82,700	2,388,329
Guangdong Investment,
Ltd. (b)	3,336,000	1,685,466
Hyflux, Ltd. (b)	1,069,000	1,831,844
Severn Trent PLC (b)	82,822	1,941,140
		9,981,216

	Shares	Fair Value

Wireless Telecommunication Services - 4.14%
China Mobile, Ltd. - ADR	48,008	$2,219,890
M1, Ltd. (b)	717,000	1,370,861
MetroPCS Communications,
Inc. (a)	243,999	3,962,544
Mobistar SA (b)	19,578	1,357,325
NII Holdings, Inc. (a)	34,097	1,420,822
NTT DoCoMo, Inc. - ADR	142,839	2,512,538
Partner Communications Co.,
Ltd. - ADR	58,459	1,111,305
Rogers Communications, Inc. (b)	69,062	2,513,857
United States Cellular Corp. (a)	28,389	1,461,750
		17,930,892

TOTAL COMMON STOCKS
(Cost $260,271,237)		$302,579,003

INVESTMENT COMPANIES - 7.27%
Exchange Traded Funds - 3.71%
iShares Barclays Intermediate
Credit Bond Fund	84,239	$8,871,209
iShares iBoxx Investment Grade
Corporate Bond Fund	25,167	2,723,069
iShares JPMorgan USD Emerging
Markets Bond Fund	21,015	2,240,830
PowerShares Emerging Markets Sovereign
Debt Portfolio	84,791	2,240,178
		16,075,286

Mutual Funds - 3.56%
Advent Claymore Global Convertible
Securities & Income Fund	265,965	2,611,776
Fidelity Floating Rate High
Income Fund	608,522	6,006,108
RidgeWorth Seix Floating Rate
High Income Fund	752,915	6,783,767
		15,401,651

58 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

		Shares	Fair Value

TOTAL INVESTMENT COMPANIES
(Cost $30,233,131)			$31,476,937

		Troy Ounces	Fair Value
PRECIOUS METALS - 4.63%
Gold Bullion (a)		10,278	$14,765,683
Silver (a)		140,000	5,293,400

TOTAL PRECIOUS METALS
(Cost $14,482,413)			$20,059,083

		Principal
		Amount	Fair Value

UNITED STATES TREASURY
OBLIGATIONS - 1.28%
United States Treasury Inflation
Indexed Bonds
1.250%, 04/15/2014		$5,202,950	$5,560,044

TOTAL UNITED STATES TREASURY
OBLIGATIONS (Cost $5,374,989)			$5,560,044

FOREIGN GOVERNMENT BONDS - 1.68%
Commonwealth of Australia
5.750%, 06/15/2011 (b)	AUD	2,951,000	$3,058,382

Republic of Brazil
12.500%, 01/05/2022 (b)	BRL	5,951,000	4,228,194

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $6,536,380)			$7,286,576

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 12.82%
Money Market Funds - 12.82%
Dreyfus Government Cash Management
Fund 0.00% (c)	23,150,287	$23,150,287

Fidelity Institutional Money
Market Fund - Government Portfolio
0.01% (c)	32,364,454	32,364,454

TOTAL SHORT-TERM INVESTMENTS
(Cost $55,514,741)		$55,514,741

Total Investments
(Cost $372,412,891) - 97.54%		$422,476,384

Other Assets in Excess of
Liabilities - 2.46% (d)		10,641,453

TOTAL NET ASSETS - 100.00%		$433,117,837

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazilian Real
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2011.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.
(e)	Illiquid security.
(f)	Trading was halted January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 59

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2011 (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments

CURRENCY EXPOSURE
March 31, 2011
Australian Dollar	$3,058,382	0.72%
Brazilian Real	6,616,523	1.57
British Pound	4,723,512	1.12
Canadian Dollar	3,275,039	0.78
Danish Kroner	1,350,831	0.32
Euro	40,079,806	9.49
Hong Kong Dollar	14,889,177	3.52
Japanese Yen	28,664,440	6.78
Malaysian Ringgit	4,366,329	1.03
Mexican Peso	6,553,735	1.55
New Taiwan Dollar	11,438,763	2.71
New Turkish Lira	4,632,645	1.10
Polish Zloty	1,373,299	0.32
Singapore Dollar	3,202,705	0.76
South Korea Won	17,100,235	4.05
Swedish Krona	2,698,929	0.64
Thai Baht	2,543,851	0.60
U.S. Dollar	245,849,100	58.19
	402,417,301	95.25%
Precious Metals	20,059,083	4.75%
Total Investments	$422,476,384	100.00%

		Percentage
	Fair	of Total
	Value	Investments

PORTFOLIO DIVERSIFICATION
March 31, 2011
Australia	$3,058,382	0.72%
Belgium	1,357,325	0.32
Bermuda	12,212,523	2.89
Brazil	6,616,523	1.56
Canada	8,704,931	2.06
China	1,293,234	0.30
Denmark	1,350,831	0.32
Finland	1,512,942	0.36
France	7,844,659	1.86
Germany	22,335,587	5.29
Hong Kong	16,982,963	4.02
Israel	1,111,305	0.26
Japan	31,176,978	7.38
Malaysia	4,366,329	1.03
Marshall Islands	2,016,090	0.48
Mexico	6,553,735	1.55
Netherlands	4,706,313	1.11
Norway	3,078,820	0.73
Poland	1,373,299	0.32
Portugal	2,434,469	0.58
Republic of Korea	17,100,235	4.05
Singapore	3,202,705	0.76
South Africa	1,460,572	0.35
Spain	2,886,117	0.68
Sweden	2,698,929	0.64
Taiwan	11,438,763	2.71
Thailand	2,543,851	0.60
Turkey	4,632,645	1.10
United Kingdom	4,723,512	1.12
United States	211,642,734	50.10
	402,417,301	95.25%
Precious Metals	20,059,083	4.75%
Total Investments	$422,476,384	100.00%

60 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Securities Sold Short
March 31, 2011 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 2.78%
Airlines - 0.07%
BB&T Corp.	4,134	$113,478
Tate & Lyle PLC (b)	20,026	185,527
		299,005

Biotechnology - 0.14%
Basilea Pharmaceutica (b)	994	71,642
Celgene Corp.	2,719	156,424
United Therapeutics Corp.	1,738	116,481
Vertex Pharmaceuticals, Inc.	3,442	164,975
Zeltia SA (b)	19,942	78,567
		588,089

Capital Markets - 0.22%
GMP Capital, Inc. (b)	8,966	145,842
Greenhill & Co., Inc.	2,097	137,961
ICAP PLC (b)	17,061	144,511
kabu.com Securities Co., Ltd. (b)	43,700	149,204
Lazard, Ltd. - Class A (b)	3,351	139,334
Monex Group, Inc. (b)	462	107,752
The Charles Schwab Corp.	8,055	145,232
		969,836

Commercial Banks - 0.24%
Aareal Bank AG (b)	4,017	130,367
Bank of Kyoto, Ltd. (b)	18,000	159,269
FirstMerit Corp.	5,557	94,803
Hancock Holding Co.	3,079	101,114
Hiroshima Bank, Ltd. (b)	24,000	104,160
Investors Bancorp, Inc.	8,100	120,609
NewAlliance Bancshares, Inc.	8,557	126,986
SVB Financial Group	2,120	120,692
Valley National Bancorp	7,567	105,635
		1,063,635

	Shares	Fair Value

Diversified Consumer Services - 0.16%
Benesse Holdings (b)	2,100	$85,964
Coinstar, Inc.	1,479	67,916
Hillenbrand, Inc.	5,041	108,381
Navitas, Ltd. (b)	43,048	190,574
Service Corp. International	12,132	134,180
Sotheby's	2,268	119,297
		706,312

Food Products - 0.20%
BRF - Brasil Foods SA - ADR	11,152	212,892
Grupo Bimbo SAB de CV (b)	20,500	173,814
Kagome Co., Ltd. (b)	8,900	157,499
Kerry Group PLC (b)	4,853	180,676
Want Want China Holdings,
Ltd. (b)	187,000	146,887
		871,768

Health Care Equipment & Supplies - 0.24%
Align Technology, Inc.	7,901	161,812
Baxter International, Inc.	2,393	128,672
Cochlear, Ltd. (b)	2,156	185,073
Edwards Lifesciences Corp.	1,647	143,289
HeartWare International, Inc.	1,436	122,821
Sysmex Corp. (b)	4,600	162,698
Volcano Corp.	6,047	154,803
		1,059,168

Household Products - 0.28%
Church & Dwight Co., Inc.	2,108	167,249
Clorox Co.	1,819	127,457
Colgate-Palmolive Co.	2,112	170,565
Henkel AG & Co. KGaA (b)	2,764	171,217
Kao Corp. (b)	3,400	84,815
Kimberly-Clark Corp.	1,036	67,620
Kimberly-Clark de Mexico
SAB de CV (b)	18,500	115,080
Procter & Gamble Co.	1,013	62,401

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 61

Leuthold Global Fund

Consolidated Schedule of Securities Sold Short (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Household Products - 0.28% (continued)
PZ Cussons PLC (b)	10,750	$56,306
Reckitt Benckiser Group PLC (b)	1,166	59,894
Spectrum Brands Holdings, Inc.	2,015	55,936
Unicharm Corp. (b)	1,600	58,187
		1,196,727

Independent Power Producers &
Energy Traders - 0.17%
Calpine Corp.	8,992	142,703
Edison SpA (b)	132,186	147,804
EDP Renovaveis SA (b)	19,815	142,319
Electric Power Development
Co., Ltd. (b)	4,600	141,683
The AES Corp.	11,485	149,305
		723,814

Internet & Catalog Retail - 0.08%
Amazon.com, Inc.	808	145,545
ASOS PLC (b)	6,706	183,744
		329,289

Machinery - 0.03%
Olympus Corp. (b)	4,600	127,967

Metals & Mining - 0.15%
Fortescue Metals Group, Ltd. (b)	27,141	179,950
Nippon Steel Corp. (b)	36,000	115,124
Nucor Corp.	4,223	194,343
Sumitomo Metal Industries,
Ltd.(b)	72,000	161,000
		650,417

Personal Products - 0.11%
The Estee Lauder Companies Inc.	1,335	128,641
Beiersdorf AG (b)	2,120	129,372
Hengan International Group
Co., Ltd. (b)	17,000	126,103
Shiseido Co., Ltd. (b)	4,800	83,096
		467,212

	Shares	Fair Value

Real Estate Management & Development - 0.13%
Atrium European Real Estate,
Ltd. (b)	27,237	$170,612
Goldcrest Co., Ltd. (b)	9,220	180,897
The St. Joe Co.	7,664	192,137
		543,646

Software - 0.28%
Aspen Technology, Inc.	7,650	114,674
Aveva Group (b)	6,715	173,972
Capcom Co., Ltd. (b)	10,800	206,444
Dassault Systemes SA (b)	2,264	173,998
NICE Systems, Ltd. - ADR	2,996	110,672
QLIK Technologies, Inc.	4,168	108,368
RealPage, Inc.	3,537	98,081
Red Hat, Inc.	2,246	101,946
SuccessFactors, Inc.	3,236	126,495
		1,214,650

Thrifts & Mortgage Finance - 0.28%
Astoria Financial Corp.	12,783	183,692
Capitol Federal Financial, Inc.	11,440	128,929
First Niagara Financial
Group, Inc.	14,654	199,001
MGIC Investment Corp.	14,083	125,198
Northwest Bancshares, Inc.	17,778	222,936
People's United Financial, Inc.	14,975	188,385
TFS Financial Corp.	16,358	173,721
		1,221,862

TOTAL COMMON STOCKS
(Proceeds $11,063,987)		$12,033,397

62 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Securities Sold Short (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

INVESTMENT COMPANIES - 2.20%
Exchange Traded Funds - 2.20%
iShares MSCI EAFE Index Fund	10,635	$639,057
iShares MSCI Emerging Markets
Index Fund	21,148	1,029,696
iShares Russell 2000 Index Fund	85,549	7,200,659
SPDR S&P 500 ETF Trust	4,931	653,407
		9,522,819

TOTAL INVESTMENT COMPANIES
(Proceeds $8,972,632)		$9,522,819

TOTAL SECURITIES SOLD SHORT
(Proceeds $20,036,619) - 4.98%		$21,556,216

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)      Non-income producing security.
(b)      Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 63

Leuthold Select Industries Fund

Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.55%
Beverages - 1.24%
Coca-Cola Femsa SAB de CV -
ADR	1,753	$134,963
Fomento Economico Mexicano
SAB de CV - ADR	4,578	268,729
		403,692

Capital Markets - 1.81%
Deutsche Bank AG (b)	4,741	280,051
UBS AG (a)(b)	17,136	309,305
		589,356

Commercial Banks - 0.34%
Popular, Inc. (a)	38,082	110,819

Computers & Peripherals - 1.83%
Dell, Inc. (a)	12,383	179,677
Hewlett-Packard Co.	4,465	182,931
NCR Corp. (a)	12,350	232,674
		595,282

Construction & Engineering - 0.66%
MasTec, Inc. (a)	10,259	213,387

Diversified Financial Services - 2.12%
ING Groep N.V. - ADR (a)	24,974	317,419
JPMorgan Chase & Co.	8,118	374,240
		691,659

Electronic Equipment, Instruments &
Components - 15.53%
Amphenol Corp. - Class A	7,095	385,897
Anixter International, Inc.	3,540	247,411
Arrow Electronics, Inc. (a)	5,608	234,863
Avnet, Inc. (a)	6,395	218,006
Benchmark Electronics, Inc. (a)	4,308	81,723
Brightpoint, Inc. (a)	10,288	111,522
Corning, Inc.	21,968	453,200
Fabrinet (a)(b)	2,162	43,586

	Shares	Fair Value

Electronic Equipment, Instruments &
Components - 15.53% (continued)
Flextronics International,
Ltd. (a)(b)	48,384	$361,428
IPG Photonics Corp. (a)	3,002	173,155
Jabil Circuit, Inc.	16,992	347,147
Molex, Inc.	12,426	312,141
Plexus Corp. (a)	3,192	111,911
Sanmina-SCI Corp. (a)	14,936	167,433
SYNNEX Corp. (a)	2,685	87,880
TE Connectivity, Ltd. (b)	13,850	482,257
Tech Data Corp. (a)	4,404	223,987
Trimble Navigation, Ltd. (a)	6,388	322,849
TTM Technologies, Inc. (a)	14,359	260,759
Vishay Intertechnology, Inc. (a)	24,417	433,158
		5,060,313

Energy Equipment & Services - 10.79%
Atwood Oceanics, Inc. (a)	8,188	380,169
Ensco PLC - ADR	5,889	340,620
Helmerich & Payne, Inc.	9,354	642,526
Noble Corp. (b)	9,123	416,191
Patterson-UTI Energy, Inc.	15,275	448,932
Precision Drilling Corp. (a)(b)	19,678	266,440
Rowan Companies, Inc. (a)	11,798	521,236
Seadrill, Ltd. (b)	8,310	299,742
Transocean, Ltd. (a)(b)	2,575	200,721
		3,516,577

Food & Staples Retailing - 6.11%
BJ's Wholesale Club, Inc. (a)	9,388	458,322
Costco Wholesale Corp.	13,960	1,023,547
Wal-Mart Stores, Inc.	9,801	510,142
		1,992,011

64 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Health Care Providers & Services - 21.13%
Aetna, Inc.	19,996	$748,450
AMERIGROUP Corp. (a)	15,029	965,613
CIGNA Corp.	17,941	794,428
Coventry Health Care, Inc. (a)	29,746	948,600
Healthspring, Inc. (a)	16,522	617,427
Humana, Inc. (a)	11,984	838,161
Magellan Health Services, Inc. (a)	7,313	358,922
UnitedHealth Group, Inc.	19,951	901,785
WellPoint, Inc.	10,226	713,673
		6,887,059

Leisure Equipment & Products - 0.70%
Polaris Industries, Inc.	2,602	226,426

Machinery - 0.69%
Cummins, Inc.	2,044	224,063

Media - 0.79%
Grupo Televisa SA - ADR (a)	10,504	257,663

Office Electronics - 2.67%
Xerox Corp.	67,301	716,756
Zebra Technologies Corp. (a)	3,904	153,193
		869,949

Oil, Gas & Consumable Fuels – 1.10%
Occidental Petroleum Corp.	3,439	359,341

Pharmaceuticals – 4.11%
Allergan, Inc.	3,904	277,262
Medicis Pharmaceutical Corp. -
Class A	5,361	171,767
Perrigo Co.	2,881	229,097
Pfizer, Inc.	14,997	304,589
Shire PLC – ADR	1,550	135,005
Valeant Pharmaceuticals
International, Inc. (b)	4,430	220,658
		1,338,378

	Shares	Fair Value

Road & Rail - 4.67%
Canadian National Railway Co. (b)	2,679	$201,648
Canadian Pacific Railway, Ltd. (b)	2,204	141,805
CSX Corp.	4,635	364,311
Genesee & Wyoming, Inc. -
Class A (a)	1,810	105,342
Kansas City Southern (a)	3,641	198,253
Norfolk Southern Corp.	4,673	323,699
Union Pacific Corp.	1,897	186,532
		1,521,590

Semiconductors & Semiconductor
Equipment - 16.21%
Altera Corp.	19,243	847,077
Analog Devices, Inc.	17,011	669,893
Applied Micro Circuits Corp. (a)	17,103	177,529
Avago Technologies, Ltd. (b)	8,143	253,247
Broadcom Corp. - Class A	9,667	380,687
Cirrus Logic, Inc. (a)	8,335	175,285
Fairchild Semiconductor
International, Inc. (a)	13,195	240,149
Intel Corp.	26,182	528,091
LSI Corp. (a)	39,166	266,329
Micrel, Inc.	12,146	163,728
ON Semiconductor Corp. (a)	35,758	352,931
RF Micro Devices, Inc. (a)	68,324	437,957
Samsung Electronics Co., Ltd.
GDR (Acquired 01/25/2010,
Cost $716,207) (a)(d)	1,649	700,519
Volterra Semiconductor Corp. (a)	3,563	88,469
		5,281,891

Specialty Retail - 0.86%
Best Buy Co., Inc.	9,777	280,796

Textiles, Apparel & Luxury Goods - 0.63%
Fossil, Inc. (a)	2,200	206,030

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 65

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Tobacco - 1.17%
Philip Morris International, Inc.	5,825	$382,295

Transportation Infrastructure - 0.28%
Grupo Aeroportuario del Sureste
SAB de CV - ADR	1,535	90,212

Wireless Telecommunication Services - 1.11%
America Movil SAB De CV - ADR	6,218	361,266

TOTAL COMMON STOCKS
(Cost $25,787,031)		$31,460,055

PREFERRED STOCKS - 1.94%
Food & Staples Retailing - 1.94%
Cia Brasileira de Distribuicao Grupo
Pao de Acucar - Class A - ADR	15,101	$633,185

TOTAL PREFERRED STOCKS
(Cost $562,674)		$633,185

SHORT-TERM INVESTMENTS - 1.23%
Money Market Funds - 1.23%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.01% (c)	401,477	$401,477

TOTAL SHORT-TERM INVESTMENTS
(Cost $401,477)		$401,477

	Shares	Fair Value

Total Investments
(Cost $26,751,182) - 99.72%		$32,494,717

Other Assets in Excess of
Liabilities - 0.28%		92,415

TOTAL NET ASSETS - 100.00%		$32,587,132

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
GDR Global Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2011.
(d)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.Resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2011, the market value of these securities total $700,519, which represents 2.15% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

66 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.69%
Airlines - 4.20%
Airasia Bhd (a)(b)	209,200	$185,802
Alaska Air Group, Inc. (a)	5,794	367,455
Cathay Pacific Airways, Ltd. (b)	129,000	309,127
Deutsche Lufthansa AG (b)	15,838	335,672
Southwest Airlines Co.	13,136	165,908
Thai Airways International
PLC (b)	110,166	137,503
		1,501,467

Auto Components - 9.18%
Autoliv, Inc. (b)	4,876	361,945
Cheng Shin Rubber Industry
Co., Ltd. (b)	166,250	385,570
Halla Climate Control
Corp. (b)	9,690	185,064
Johnson Controls, Inc.	9,275	385,562
Keihin Corp. (b)	15,600	296,134
Lear Corp.	7,506	366,818
Minth Group, Ltd. (b)	222,000	372,162
Plastic Omnium SA (b)	5,309	433,601
TRW Automotive Holdings
Corp. (a)	8,943	492,580
		3,279,436

Automobiles - 8.89%
Dongfeng Motor Group
Co., Ltd. (b)	218,000	371,061
Ford Otomotiv Sanayi AS (b)	21,659	206,904
Fuji Heavy Industries, Ltd. (b)	45,000	289,974
Honda Motor Co., Ltd. (b)	9,400	353,150
Hyundai Motor Co. (b)	1,730	320,151
Kia Motors Corp. (b)	6,030	379,297
Peugeot SA (a)(b)	4,216	166,580
Thor Industries, Inc.	9,544	318,483
Tofas Turk Otomobil
Fabrikasi AS (b)	66,717	376,783
Volkswagen AG (b)	2,574	395,063
		3,177,446

	Shares	Fair Value

Chemicals - 14.64%
Arkema SA (b)	3,814	$346,418
Ashland, Inc.	5,917	341,766
BASF SE (b)	2,581	223,234
Cabot Corp.	4,658	215,619
China Petrochemical Development
Corp. (a)(b)	292,000	371,870
Eastman Chemical Co.	2,189	217,411
El du Pont de Nemours & Co.	3,269	179,697
Fuchs Petrolub AG (b)	3,195	475,433
Fufeng Group, Ltd. (b)	218,000	149,377
Hanwa Co., Ltd. (b)	83,000	367,204
Hanwha Chemical Corp. (b)	9,430	372,231
Honam Petrochemical Corp. (b)	1,138	402,001
Kemira OYJ (b)	11,809	190,619
Lanxess AG (b)	3,156	236,067
LCY Chemical Corp. (b)	146,000	420,030
Mitsubishi Chemical Holdings
Corp. (b)	28,000	176,052
The Dow Chemical Co.	5,545	209,324
USI Corp. (b)	248,000	337,340
		5,231,693

Consumer Finance - 6.31%
Capital One Financial Corp.	7,693	399,728
Cash America International, Inc.	7,402	340,862
Credit Acceptance Corp. (a)	5,325	377,862
Discover Financial Services	19,423	468,483
International Personal Finance
PLC (b)	40,394	208,398
Provident Financial PLC (b)	9,231	142,161
Samsung Card Co. (b)	6,290	318,242
		2,255,736

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 67

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Industrial Conglomerates - 3.52%
Alfa S.A.B. de CV - Class A (b)	35,600	$460,861
Carlisle Companies, Inc.	7,084	315,592
Drb-hicom Berhad (b)	231,100	175,495
Jardine Strategic Holdings,
Ltd. (b)	5,500	146,850
NWS Holdings, Ltd. (b)	104,097	159,253
		1,258,051

Insurance - 4.73%
Arch Capital Group, Ltd. (a)(b)	3,772	374,145
Endurance Specialty Holdings,
Ltd. (b)	7,191	351,065
Montpelier Re Holdings, Ltd. (b)	17,084	301,874
PartnerRe, Ltd. (b)	4,283	339,385
Transatlantic Holdings, Inc.	6,678	325,018
		1,691,487

Marine - 2.61%
Alexander & Baldwin, Inc.	4,751	216,883
D/S Norden (b)	4,934	170,212
Mitsui O.S.K. Lines, Ltd. (b)	24,000	138,206
Nippon Yusen KK (b)	40,000	156,288
Seaspan Corp. (b)	12,927	251,430
		933,019

Media - 5.93%
Cinemark Holdings, Inc.	18,762	363,045
Comcast Corp. - Class A	17,211	425,456
Daiichikosho Co., Ltd. (b)	23,600	401,183
ProSiebenSat.1 Media AG (b)	19,282	564,425
TV Azteca SAB de CV (b)	523,400	364,791
		2,118,900

	Shares	Fair Value

Oil, Gas & Consumable Fuels - 10.10%
Chevron Corp.	3,425	$367,948
China Petroleum & Chemical
Corp. - ADR	1,437	144,534
ConocoPhillips	5,162	412,237
Hess Corp.	3,977	338,880
Marathon Oil Corp.	6,936	369,758
Polskie Gornictwo Naftowe i
Gazownictwo SA (b)	129,633	171,651
PTT Public Company (b)	15,600	182,589
Repsol YPF SA (b)	9,915	339,694
Royal Dutch Shell PLC - ADR	5,131	373,845
Sasol, Ltd. - ADR	3,143	182,137
Statoil ASA - ADR	13,891	383,947
Suncor Energy, Inc. (b)	7,655	343,250
		3,610,470

Paper & Forest Products - 4.84%
China Forestry Holdings Co.,
Ltd. (b)(d)(e)	116,000	43,993
Domtar Corp. (b)	3,838	352,252
MeadWestvaco Corp.	9,101	276,033
Semapa-Sociedade de Investimento
e Gestao (b)	25,644	306,731
Sino-Forest Corp. (a)(b)	15,800	412,315
Svenska Cellulosa AB (b)	21,126	340,056
		1,731,380

Semiconductors & Semiconductor
Equipment - 7.85%
Amkor Technology, Inc. (a)	27,218	183,449
ASM International NV (a)(b)	5,484	215,281
ASM Pacific Technology, Ltd. (b)	13,100	164,454
Dainippon Screen Manufacturing
Co., Ltd. (a)(b)	39,000	408,848
Entegris, Inc. (a)	23,367	204,929
GT Solar International, Inc.(a)	18,415	196,304

68 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Semiconductors & Semiconductor
Equipment - 7.85% (continued)
Lam Research Corp. (a)	3,726	$211,115
MKS Instruments, Inc.	12,057	401,498
Novellus Systems, Inc. (a)	4,498	167,011
SMA Solar Technology AG (b)	1,987	249,044
Teradyne, Inc. (a)	11,008	196,052
Veeco Instruments, Inc. (a)	4,120	209,461
		2,807,446

Specialty Retail - 0.79%
AutoNation, Inc. (a)	7,961	281,581

Trading Companies & Distributors - 6.38%
Applied Industrial Technologies,
Inc.	9,369	311,613
BayWa AG (b)	7,402	335,105
JFE Shoji Holdings, Inc. (b)	75,000	325,499
LG International Corp. (b)	4,600	177,383
Nagase & Co., Ltd. (b)	28,000	333,253
Toyota Tsusho Corp. (b)	20,000	329,887
WESCO International, Inc. (a)	7,492	468,250
		2,280,990

Water Utilities - 3.45%
American Water Works Co., Inc.	9,489	266,166
Cia de Saneamento Basico do
Estado de Sao Paulo (b)	9,700	280,131
Guangdong Investment, Ltd. (b)	420,000	212,199
Hyflux, Ltd. (b)	134,500	230,480
Severn Trent PLC (b)	10,435	244,570
		1,233,546

Wireless Telecommunication Services - 6.27%
China Mobile, Ltd. - ADR	5,987	276,839
M1, Ltd. (b)	90,000	172,074
MetroPCS Communications,
Inc. (a)	30,429	494,167
Mobistar SA (b)	2,467	171,035
NII Holdings, Inc. (a)	4,252	177,181

	Shares	Fair Value

Wireless Telecommunication Services - 6.27%
(continued)
NTT DoCoMo, Inc. - ADR	17,813	$313,331
Partner Communications Co.,
Ltd. - ADR	7,290	138,583
Rogers Communications, Inc. (b)	8,613	313,513
United States Cellular Corp. (a)	3,540	182,271
		2,238,994

TOTAL COMMON STOCKS
(Cost $33,152,553)		$35,631,642

SHORT-TERM INVESTMENTS - 0.10%
Money Market Funds - 0.10%
Fidelity Institutional Money Market Fund -
Government Portfolio
0.01% (c)	37,285	$37,285

TOTAL SHORT-TERM INVESTMENTS
(Cost $37,285)		$37,285

Total Investments
(Cost $33,189,838) - 99.79%		$35,668,927

Other Assets in Excess of
Liabilities - 0.21%		74,469

TOTAL NET ASSETS - 100.00%		$35,743,396

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate quoted is the annualized seven-day yield as of March 31, 2011.
(d) Illiquid security.
(e) Trading was halted January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 69

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2011 (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments

CURRENCY EXPOSURE
March 31, 2011
Brazilian Real	$280,131	0.78%
British Pound	595,129	1.67
Canadian Dollar	412,315	1.16
Danish Kroner	170,212	0.48
Euro	4,984,002	13.97
Hong Kong Dollar	1,781,626	5.00
Japanese Yen	3,575,678	10.03
Malaysian Ringgit	361,297	1.01
Mexican Peso	825,652	2.31
New Taiwan Dollar	1,514,810	4.25
New Turkish Lira	583,687	1.64
Polish Zloty	171,651	0.48
Singapore Dollar	402,554	1.13
South Korea Won	2,154,369	6.04
Swedish Krona	340,056	0.95
Thai Baht	320,092	0.90
U.S. Dollar	17,195,666	48.20
Total Investments	$35,668,927	100.00%

		Percentage
	Fair	of Total
	Value	Investments

PORTFOLIO DIVERSIFICATION
March 31, 2011
Belgium	$171,035	0.48%
Bermuda	1,513,319	4.24
Brazil	280,131	0.78
Canada	1,069,078	3.00
China	144,534	0.40
Denmark	170,212	0.48
Finland	190,619	0.53
France	946,599	2.66
Germany	2,814,043	7.89
Hong Kong	2,058,465	5.77
Israel	138,583	0.39
Japan	3,889,009	10.92
Malaysia	361,297	1.01
Marshall Islands	251,430	0.70
Mexico	825,652	2.31
Netherlands	589,126	1.65
Norway	383,947	1.08
Poland	171,651	0.48
Portugal	306,731	0.86
Republic of Korea	2,154,369	6.04
Singapore	402,554	1.13
South Africa	182,137	0.51
Spain	339,694	0.95
Sweden	340,056	0.95
Taiwan	1,514,810	4.25
Thailand	320,092	0.90
Turkey	583,687	1.64
United Kingdom	595,129	1.67
United States	12,960,938	36.33
Total Investments	$35,668,927	100.00%

70 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Clean Technology Fund

Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 91.20%
Automobiles - 0.99%
BYD Co., Ltd. (b)	63,000	$241,356
Tesla Motors, Inc. (a)	3,019	83,626
		324,982

Chemicals - 14.67%
ADA-ES, Inc. (a)	112,993	2,468,897
Cereplast, Inc. (a)	238,497	1,275,959
LSB Industries, Inc. (a)	27,315	1,082,766
		4,827,622

Commercial Services & Supplies - 3.65%
BWT AG (b)	8,649	252,991
Clean Harbors, Inc. (a)	9,620	949,109
		1,202,100

Construction & Engineering - 4.59%
Abengoa SA (b)	29,892	990,017
Insituform Technologies,
Inc. - Class A (a)	5,088	136,104
Layne Christensen Co. (a)	3,150	108,675
Quanta Services, Inc. (a)	8,722	195,635
Solar Millennium AG (a)(b)	3,135	81,305
		1,511,736

Construction Materials - 3.45%
Headwaters, Inc. (a)	192,145	1,133,655

Diversified Financial Services - 3.21%
World Energy Solutions, Inc. (a)	254,765	1,057,275

Electrical Equipment - 3.76%
Areva SA (b)	7,030	312,336
Vestas Wind Systems A/S (a)(b)	21,313	924,433
		1,236,769

	Shares	Fair Value

Electronic Equipment, Instruments
& Components - 5.41%
5N Plus, Inc. (a)(b)	74,851	$715,698
Everlight Electronics Co.,
Ltd. (b)	102,000	288,589
Horiba, Ltd. (b)	24,500	717,210
Itron, Inc. (a)	1,064	60,052
		1,781,549

Food Products - 2.41%
Cosan, Ltd. (b)	61,560	794,124

Independent Power Producers &
Energy Traders - 5.47%
Iberdrola Renovables SA (b)	180,825	780,324
U.S. Geothermal, Inc. (a)	927,295	1,020,024
		1,800,348

IT Services - 0.36%
Telvent GIT SA (a)(b)	4,078	118,711

Machinery - 9.41%
CLARCOR, Inc.	10,543	473,697
Electrovaya, Inc. (a)(b)	216,163	555,179
ESCO Technologies, Inc.	9,577	365,363
Kurita Water Industries, Ltd. (b)	10,100	298,580
Meyer Burger Technology
AG (a)(b)	22,266	1,004,818
Pall Corp.	6,911	398,143
		3,095,780

Metals & Mining - 2.67%
First Uranium Corp. (a)(b)	169,544	150,395
Uranium Participation Corp.
(a)(b)	107,613	728,150
		878,545

Multi-Utilities - 0.68%
Suez Environnement Co. (b)	10,802	223,504

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 71

Leuthold Global Clean Technology Fund

Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Oil, Gas & Consumable Fuels - 5.61%
Green Plains Renewable Energy,
Inc. (a)	56,636	$680,765
Rentech, Inc. (a)	210,321	262,901
Uranium Energy Corp. (a)	126,516	504,799
Uranium One, Inc. (a)(b)	101,212	396,705
		1,845,170
Paper & Forest Products - 1.40%
Deltic Timber Corp.	6,873	459,391
Semiconductors & Semiconductor
Equipment - 23.25%
Aixtron SE (b)	3,130	137,045
Cree, Inc. (a)	2,387	110,184
Daqo New Energy Corp. -
ADR (a)	62,316	803,876
Epistar Corp. (b)	100,000	367,266
First Solar, Inc. (a)	5,193	835,242
Formosa Epitaxy, Inc. (b)	207,000	282,626
Hanwha SolarOne Co., Ltd. -
ADR (a)	72,452	549,911
JA Solar Holdings Co., Ltd. -
ADR (a)	33,412	233,884
JinkoSolar Holding Co., Ltd. -
ADR (a)	26,301	710,127
LDK Solar Co. Ltd. - ADR (a)	20,800	254,592
Manz Automation AG (a)(b)	12,665	906,412
Renesola, Ltd. - ADR (a)	108,707	1,146,859
Rubicon Technology, Inc. (a)	3,860	106,845
SMA Solar Technology AG (b)	690	86,482
Taiwan Surface Mounting
Technology Co., Ltd. (b)	138,000	327,560
Trina Solar, Ltd. - ADR (a)	26,360	793,963
		7,652,874
Trading Companies & Distributors - 0.21%
Phoenix Solar AG (b)	2,050	69,668

	Shares	Fair Value

TOTAL COMMON STOCKS
(Cost $24,405,801)		$30,013,803
PREFERRED STOCKS - 2.88%
Electric Utilities - 2.88%
Cia Energetica de Minas Gerais -
ADR	49,140	$946,928

TOTAL PREFERRED STOCKS
(Cost $840,952)		$946,928

WARRANTS - 0.29%
Cereplast, Inc.
Expiration: December 10, 2015,
Exercise Price: $4.44 (a)	107,000	$97,370

TOTAL WARRANTS (Cost $0)		$97,370

SHORT-TERM INVESTMENTS - 3.71%
Money Market Funds - 3.71%
Fidelity Institutional Money Market Fund -
Government Portfolio
0.01% (c)	1,220,055	$1,220,055

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,220,055)		$1,220,055

Total Investments
(Cost $26,466,808) - 98.08%		$32,278,156

Other Assets in Excess of
Liabilities - 1.92%		632,973

TOTAL NET ASSETS - 100.00%		$32,911,129

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate quoted is the annualized seven-day yield as of March 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

72 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Clean Technology Fund

Schedule of Investments (continued)
March 31, 2011 (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments

CURRENCY EXPOSURE
March 31, 2011
Canadian Dollar	$2,546,127	7.89%
Danish Kroner	924,433	2.86
Euro	3,840,084	11.90
Hong Kong Dollar	241,356	0.75
Japanese Yen	1,015,790	3.15
New Taiwan Dollar	1,266,041	3.93
Swiss Franc	1,004,818	3.11
U.S. Dollar	21,439,507	66.41
Total Investments	$32,278,156	100.00%

		Percentage
	Fair	of Total
	Value	Investments

PORTFOLIO DIVERSIFICATION
March 31, 2011
Austria	$252,991	0.78%
Bermuda	794,124	2.46
Brazil	946,928	2.93
Canada	2,546,127	7.89
Cayman Islands	3,346,353	10.36
China	241,356	0.75
Denmark	924,433	2.86
France	535,840	1.66
Germany	1,280,912	3.97
Japan	1,015,790	3.15
Spain	1,889,052	5.86
Switzerland	1,004,818	3.11
Taiwan	1,266,041	3.93
United States	15,086,532	46.74
Virgin Islands (British)	1,146,859	3.55
Total Investments	$32,278,156	100.00%

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 73

Leuthold Hedged Equity Fund

Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 49.18%
Beverages - 0.63%
Coca-Cola Femsa SAB de CV -
ADR	221	$17,015
Fomento Economico Mexicano
SAB de CV - ADR	575	33,752
		50,767

Capital Markets - 0.92%
Deutsche Bank AG (b)	594	35,088
UBS AG (a)(b)	2,147	38,753
		73,841

Commercial Banks - 0.18%
Popular, Inc. (a)	4,815	14,012

Computers & Peripherals - 0.98%
Dell, Inc. (a)	1,670	24,232
Hewlett-Packard Co.	579	23,722
NCR Corp. (a)	1,635	30,803
		78,757

Construction & Engineering - 0.34%
MasTec, Inc. (a)	1,297	26,978

Diversified Financial Services - 1.08%
ING Groep N.V. - ADR (a)	3,129	39,770
JPMorgan Chase & Co.	1,017	46,884
		86,654

Electronic Equipment, Instruments &
Components - 7.91%
Amphenol Corp. - Class A	889	48,353
Anixter International, Inc.	443	30,961
Arrow Electronics, Inc. (a)	703	29,442
Avnet, Inc. (a)	800	27,272
Benchmark Electronics, Inc. (a)	540	10,244
Brightpoint, Inc. (a)	1,289	13,973
Corning, Inc.	2,753	56,794
Fabrinet (a)(b)	272	5,483

	Shares	Fair Value

Electronic Equipment, Instruments &
Components - 7.91% (continued)
Flextronics International,
Ltd. (a)(b)	6,006	$44,865
IPG Photonics Corp. (a)	373	21,515
Jabil Circuit, Inc.	2,128	43,475
Molex, Inc.	1,557	39,112
Plexus Corp. (a)	400	14,024
Sanmina-SCI Corp. (a)	1,871	20,974
SYNNEX Corp. (a)	338	11,063
Tech Data Corp. (a)	551	28,024
TE Connectivity, Ltd. (b)	1,736	60,447
Trimble Navigation, Ltd. (a)	800	40,432
TTM Technologies, Inc. (a)	1,798	32,652
Vishay Intertechnology, Inc. (a)	3,060	54,284
		633,389

Energy Equipment & Services - 5.58%
Atwood Oceanics, Inc. (a)	1,025	47,591
Ensco PLC - ADR	784	45,347
Helmerich & Payne, Inc.	1,169	80,299
Noble Corp. (b)	1,215	55,428
Patterson-UTI Energy, Inc.	1,910	56,135
Precision Drilling Corp. (a)(b)	2,462	33,335
Rowan Companies, Inc. (a)	1,475	65,165
Seadrill, Ltd. (b)	1,041	37,549
Transocean Ltd (a)(b)	338	26,347
		447,196

Food & Staples Retailing - 3.11%
BJ's Wholesale Club, Inc. (a)	1,176	57,412
Costco Wholesale Corp.	1,739	127,504
Wal-Mart Stores, Inc.	1,227	63,865
		248,781

74 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Hedged Equity Fund

Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Health Care Providers & Services - 10.76%
Aetna, Inc.	2,500	$93,575
AMERIGROUP Corp. (a)	1,883	120,983
CIGNA Corp.	2,248	99,542
Coventry Health Care, Inc. (a)	3,727	118,854
Healthspring, Inc. (a)	2,046	76,459
Humana, Inc. (a)	1,499	104,840
Magellan Health Services, Inc. (a)	916	44,957
UnitedHealth Group, Inc.	2,497	112,864
WellPoint, Inc.	1,281	89,401
		861,475

Leisure Equipment & Products - 0.36%
Polaris Industries, Inc.	326	28,368

Machinery - 0.35%
Cummins, Inc.	256	28,063

Media - 0.40%
Grupo Televisa SA - ADR (a)	1,316	32,281

Office Electronics - 1.36%
Xerox Corp.	8,433	89,812
Zebra Technologies Corp. (a)	489	19,188
		109,000

Oil, Gas & Consumable Fuels - 0.56%
Occidental Petroleum Corp.	431	45,035

Pharmaceuticals - 2.09%
Allergan, Inc.	489	34,729
Medicis Pharmaceutical Corp. -
Class A	672	21,531
Perrigo Co.	361	28,707
Pfizer, Inc.	1,879	38,162
Shire PLC - ADR	194	16,897
Valeant Pharmaceuticals
International, Inc. (b)	555	27,645
		167,671

	Shares	Fair Value

Road & Rail - 2.37%
Canadian National Railway Co. (b)	334	$25,140
Canadian Pacific Railway, Ltd. (b)	276	17,758
CSX Corp.	579	45,510
Genesee & Wyoming, Inc. -
Class A (a)	225	13,095
Kansas City Southern (a)	454	24,720
Norfolk Southern Corp.	582	40,315
Union Pacific Corp.	237	23,304
		189,842

Semiconductors & Semiconductor
Equipment - 8.14%
Altera Corp.	2,411	106,132
Analog Devices, Inc.	2,132	83,958
Applied Micro Circuits Corp. (a)	2,143	22,244
Avago Technologies, Ltd. (b)	1,087	33,806
Broadcom Corp. - Class A	1,211	47,689
Cirrus Logic, Inc. (a)	1,044	21,955
Fairchild Semiconductor
International, Inc. (a)	1,724	31,377
Intel Corp.	3,281	66,178
LSI Corp. (a)	4,908	33,374
Micrel, Inc.	1,522	20,517
ON Semiconductor Corp. (a)	4,481	44,228
RF Micro Devices, Inc. (a)	8,561	54,876
Samsung Electronics Co., Ltd.
GDR (Acquired 01/25/2010
through 1/5/2011,
Cost $61,393) (a)(d)	176	74,767
Volterra Semiconductor Corp. (a)	447	11,099
		652,200

Specialty Retail - 0.44%
Best Buy Co., Inc.	1,223	35,124

Textiles, Apparel & Luxury Goods - 0.32%
Fossil, Inc. (a)	276	25,847

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 75

Leuthold Hedged Equity Fund

Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Tobacco - 0.60%
Phillip Morris International, Inc.	730	$47,910

Transportation Infrastructure - 0.14%
Grupo Aeroportuario del Sureste
SAB de CV - ADR	194	11,401

Wireless Telecommunication Services - 0.56%
America Movil SAB
de CV - ADR	777	45,144

TOTAL COMMON STOCKS
(Cost $3,344,330)		$3,939,736

PREFERRED STOCKS - 0.98%
Food & Staples Retailing - 0.98%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar -
Class A - ADR	1,879	$78,787

TOTAL PREFERRED STOCKS
(Cost $72,035)		$78,787

SHORT-TERM INVESTMENTS - 1.62%
Money Market Funds - 1.62%
Fidelity Institutional Money Market Fund -
Government Portfolio
0.01% (c)	129,553	$129,553

TOTAL SHORT-TERM INVESTMENTS
(Cost $129,553)		$129,553

Total Investments
(Cost $3,545,918) - 51.78.%		$4,148,076

Other Assets in Excess of
Liabilities - 48.22% (e)		3,862,747

TOTAL NET ASSETS - 100.00%		$8,010,823

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
GDR Global Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2011.
(d)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2011, the market value of these securities total $74,767, which represents 0.93% of total net assets.

(e)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

76 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Hedged Equity Fund

Schedule of Securities Sold Short
March 31, 2011 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 43.73%
Auto Components - 0.78%
Goodyear Tire & Rubber Co.	4,143	$62,062

Biotechnology - 0.76%
Onyx Pharmaceuticals, Inc.	1,733	60,967

Building Products - 1.61%
AO Smith Corp.	1,473	65,313
USG Corp.	3,835	63,891
		129,204

Capital Markets - 0.50%
Greenhill & Co., Inc.	606	39,869

Commercial Banks - 2.93%
First Horizon National Corp.	4,958	55,579
Iberiabank Corp.	1,027	61,754
Regions Financial Corp.	8,431	61,209
TCF Financial Corp.	3,543	56,192
		234,734

Commercial Services & Supplies - 0.84%
Covanta Holding Corp.	3,936	67,227

Communications Equipment - 0.71%
Ciena Corp.	2,195	56,982

Construction Materials - 1.18%
Cemex SAB De CV - ADR	3,671	32,784
Vulcan Materials Co.	1,345	61,332
		94,116

Diversified Telecommunications - 0.46%
TW Telecom, Inc.	1,916	36,787

Electric Utilities - 0.31%
Korea Electric Power Corp. - ADR	2,032	24,872

Energy Equipment & Services - 1.29%
Exterran Holdings, Inc.	1,915	45,443
Key Energy Services, Inc.	3,739	58,141
		103,584

	Shares	Fair Value

Food & Staples Retailing - 0.81%
Supervalu, Inc.	7,271	$64,930

Food Products - 1.28%
Dean Foods Co.	6,024	60,240
Green Mountain Coffee
Roasters, Inc.	656	42,384
		102,624

Health Care Equipment & Supplies - 0.77%
Intuitive Surgical, Inc.	185	61,690

Hotels, Restaurants & Leisure - 1.31%
Gaylord Entertainment Co.	1,636	56,737
Vail Resorts, Inc.	988	48,175
		104,912

Household Durables - 3.94%
D.R. Horton, Inc.	3,230	37,629
Lennar Corp. - Class A	3,054	55,339
NVR, Inc.	79	59,724
Pulte Group, Inc.	8,815	65,231
Stanley Black & Decker, Inc.	792	60,667
Toll Brothers, Inc.	1,867	36,911
		315,501

Insurance - 0.77%
Manulife Financial Corp. (b)	3,481	61,579

Internet Software & Services - 0.73%
Equinix, Inc.	640	58,304

IT Services - 0.28%
CoreLogic, Inc.	1,218	22,533

Media - 2.49%
DreamWorks Animation SKG,
Inc. - Class A	1,749	48,849
Liberty Global, Inc. - Class A	1,409	58,347
Live Nation Entertainment, Inc.	3,520	35,200
Regal Entertainment Group	4,252	57,402
		199,798

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 77

Leuthold Hedged Equity Fund

Schedule of Securities Sold Short (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Metals & Mining - 0.69%
AK Steel Holding Corp.	3,481	$54,930
Oil, Gas & Consumable Fuels - 4.56%
Consol Energy, Inc.	1,230	65,965
EOG Resources, Inc.	528	62,573
Inergy LP	994	39,859
McMoRan Exploration Co.	3,414	60,462
Range Resources Corp.	1,173	68,574
Williams Companies, Inc.	2,184	68,097
		365,530
Pharmaceuticals - 0.83%
Elan Corp. PLC - ADR	9,695	66,702
Real Estate Investment Trusts (REITs) - 4.14%
Corporate Office Properties Trust	1,628	58,836
Boston Properties, Inc.	618	58,617
Brandywine Realty Trust	4,823	58,551
Douglas Emmett, Inc.	3,054	57,263
Healthcare Realty Trust, Inc.	1,684	38,227
Weingarten Realty Investors	2,414	60,495
		331,989
Real Estate Management &
Development - 0.52%
The St. Joe Co.	1,664	41,716
Road & Rail - 0.58%
Con-way, Inc.	1,190	46,755
Semiconductors & Semiconductor
Equipment - 1.87%
Advanced Micro Devices, Inc.	6,513	56,012
MEMC Electronic Materials, Inc.	4,216	54,639
Rambus, Inc.	1,959	38,788
		149,439
Software - 2.94%
Electronic Arts, Inc.	3,161	61,734
QLIK Technologies, Inc.	2,515	65,390
SolarWinds, Inc.	1,763	41,360
SuccessFactors, Inc.	1,712	66,922
		235,406

	Shares	Fair Value

Thrifts & Mortgage Finance - 1.67%
Capitol Federal Financial, Inc.	3,223	$36,323
People's United Financial, Inc.	5,356	67,379
TFS Financial Corp.	2,858	30,352
		134,054

Wireless Telecommunication Services - 2.18%
American Tower Corp. - Class A	1,123	58,194
Crown Castle International Corp.	1,432	60,932
SBA Communications Corp. -
Class A	1,392	55,234
		174,360

TOTAL COMMON STOCKS
(Proceeds $3,399,735)		$3,503,156

INVESTMENT COMPANIES - 2.81%
Exchange Traded Funds - 2.81%
SPDR Dow Jones Industrial Average
ETF Trust	1,207	$148,485
SPDR S&P 500 ETF Trust	580	76,856
		225,341

TOTAL INVESTMENT COMPANIES
(Proceeds $222,608)		$225,341

TOTAL SECURITIES SOLD SHORT
(Proceeds $3,622,343) - 46.54%		$3,728,497

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

78 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 20.25%
Money Market Funds - 20.25%
Fidelity Institutional Money Market Fund -
Government Portfolio
0.01% (c)	18,129,121	$18,129,121

TOTAL SHORT-TERM INVESTMENTS
(Cost $18,129,121)		18,129,121

Total Investments
(Cost $18,129,121) - 20.25%		$18,129,121

Other Assets in Excess of
Liabilities - 79.75% (d)		71,376,595

TOTAL NET ASSETS - 100.00%		$89,505,716

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate quoted is the annualized seven-day yield as of March 31, 2011.
(d) All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 79

Grizzly Short Fund

Schedule of Securities Sold Short
March 31, 2011 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 93.28%
Auto Components - 1.65%
Goodyear Tire & Rubber Co.	98,478	$1,475,200

Biotechnology - 1.62%
Onyx Pharmaceuticals, Inc.	41,233	1,450,577

Building Products - 3.43%
AO Smith Corp.	34,961	1,550,171
USG Corp.	91,139	1,518,375

		3,068,546

Capital Markets - 1.06%
Greenhill & Co., Inc.	14,411	948,100

Commercial Banks - 6.23%
First Horizon National Corp.	117,827	1,320,841
Iberiabank Corp.	24,419	1,468,314
Regions Financial Corp.	200,292	1,454,120
TCF Financial Corp.	84,200	1,335,412
		5,578,687

Commercial Services & Supplies - 1.78%
Covanta Holding Corp.	93,541	1,597,680

Communications Equipment - 1.51%
Ciena Corp.	52,175	1,354,463

Construction Materials - 2.55%
Cemex SAB De CV - ADR	93,140	831,744
Vulcan Materials Co.	31,892	1,454,275
		2,286,019

Diversified Telecommunications - 0.98%
TW Telecom, Inc.	45,639	876,269

Electric Utilities - 0.66%
Korea Electric Power Corp. -
ADR	48,305	591,253

	Shares	Fair Value

Energy Equipment & Services - 2.75%
Exterran Holdings, Inc.	45,503	$1,079,786
Key Energy Services, Inc.	88,870	1,381,929
		2,461,715

Food & Staples Retailing - 1.72%
Supervalu, Inc.	172,803	1,543,131

Food Products - 2.80%
Dean Foods Co.	143,180	1,431,800
Green Mountain Coffee Roasters,
Inc.	16,680	1,077,695
		2,509,495

Health Care Equipment & Supplies - 1.64%
Intuitive Surgical, Inc.	4,403	1,468,224

Hotels, Restaurants & Leisure - 2.79%
Gaylord Entertainment Co.	38,944	1,350,578
Vail Resorts, Inc.	23,485	1,145,129
		2,495,707

Household Durables - 8.37%
D.R. Horton, Inc.	76,727	893,870
Lennar Corp. - Class A	72,591	1,315,349
NVR, Inc.	1,868	1,412,208
Pulte Group, Inc.	209,499	1,550,293
Stanley Black & Decker, Inc.	18,815	1,441,229
Toll Brothers, Inc.	44,302	875,850
		7,488,799

Insurance - 1.64%
Manulife Financial Corp. (b)	82,732	1,463,529

Internet Software & Services - 1.55%
Equinix, Inc.	15,212	1,385,813

IT Services - 0.60%
CoreLogic, Inc.	28,956	535,686

80 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Securities Sold Short (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

Media - 5.40%
DreamWorks Animation SKG, Inc. -
Class A	44,435	$1,241,070
Liberty Global, Inc. - Class A	33,493	1,386,945
Live Nation Entertainment, Inc.	83,666	836,660
Regal Entertainment Group	101,251	1,366,888
		4,831,563

Metals & Mining - 1.46%
AK Steel Holding Corp.	82,732	1,305,511

Oil, Gas & Consumable Fuels - 9.70%
Consol Energy, Inc.	29,223	1,567,230
EOG Resources, Inc.	12,543	1,486,471
Inergy LP	23,619	947,122
McMoRan Exploration Co.	81,131	1,436,830
Range Resources Corp.	27,889	1,630,391
Williams Companies, Inc.	51,908	1,618,491
		8,686,535

Pharmaceuticals - 1.77%
Elan Corp. PLC - ADR	230,315	1,584,567

Real Estate Investment Trusts (REITs) - 8.82%
Boston Properties, Inc.	14,678	1,392,208
Brandywine Realty Trust	114,624	1,391,535
Corporate Office Properties Trust	38,697	1,398,510
Douglas Emmett, Inc.	72,591	1,361,081
Healthcare Realty Trust, Inc.	40,032	908,727
Weingarten Realty Investors	57,379	1,437,918
		7,889,979

Real Estate Management &
Development - 1.15%
The St. Joe Co.	40,895	1,025,238

Road & Rail - 1.24%
Con-way, Inc.	28,289	1,111,475

	Shares	Fair Value

Semiconductors & Semiconductor
Equipment - 3.97%
Advanced Micro Devices, Inc.	154,789	$1,331,185
MEMC Electronic Materials,
Inc.	100,213	1,298,761
Rambus, Inc.	46,570	922,086
		3,552,032

Software - 6.25%
Electronic Arts, Inc.	75,126	1,467,211
QLIK Technologies, Inc.	59,781	1,554,306
SolarWinds, Inc.	41,900	982,974
SuccessFactors, Inc.	40,699	1,590,924
		5,595,415

Thrifts & Mortgage Finance - 3.56%
Capitol Federal Financial, Inc.	76,594	863,214
People's United Financial, Inc.	127,301	1,601,447
TFS Financial Corp.	67,920	721,310
		3,185,971

Wireless Telecommunication Services - 4.63%
American Tower Corp. - Class A	26,688	1,382,972
Crown Castle International
Corp.	34,027	1,447,849
SBA Communications Corp. -
Class A	33,093	1,313,130
		4,143,951

TOTAL COMMON STOCKS
(Proceeds $81,430,269)		$83,491,130

See Notes to the Financial Statements.	The Leuthold Funds - 2011 Semi-Annual Report 81

Grizzly Short Fund

Schedule of Securities Sold Short (continued)
March 31, 2011 (Unaudited)

	Shares	Fair Value

INVESTMENT COMPANIES - 5.98%
Exchange Traded Funds - 5.98%
SPDR Dow Jones Industrial Average
ETF Trust	28,689	$3,529,321
SPDR S&P 500 ETF Trust	13,744	1,821,217
		5,350,538

TOTAL INVESTMENT COMPANIES
(Proceeds $5,256,980)		$5,350,538

TOTAL SECURITIES SOLD SHORT
(Proceeds $86,687,249) - 99.26%		$88,841,668

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

82 The Leuthold Funds - 2011 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of eight series (the “Funds”): Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries Fund, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund, and Grizzly Short Fund. The investment objective of the Leuthold Core Investment Fund is to seek total return consistent with prudent investment risk over the long-term. The Leuthold Core Investment Fund commenced operations on November 20, 1995.  Effective January 31, 2006, the Leuthold Core Investment Fund issued a class of Institutional Shares, which are not subject to the shareholder servicing fee of up to 0.25% that the Retail Shares are subject to, as described in the Funds’ prospectus. The investment objective of the Leuthold Asset Allocation Fund is to seek total return consistent with prudent investment risk over the long-term. The Leuthold Asset Allocation Fund commenced operations on May 24, 2006. Effective January 31, 2007, the Leuthold Asset Allocation Fund added a class of Institutional Shares, which is not subject to the 0.25% 12b-1 fee that the Retail Shares are subject to, as discussed in the Funds’ prospectus. The Leuthold Global Fund seeks total return consistant with prudent investment risk over the long-term. The Leuthold Global Fund commenced operations on April 30, 2008, issuing a class of Institutional Shares and adding a new class of Retail Shares effective July 1, 2008, which are subject to a 0.25% 12b-1 fee that the Institutional Shares are not subject to.  The investment objective of the Leuthold Select Industries Fund is capital appreciation. The Leuthold Select Industries Fund commenced operations on June 19, 2000. The Leuthold Global Industries Fund seeks long-term capital appreciation and dividend income. The Leuthold Global Industries Fund commenced operations on May 17, 2010, issuing classes of Retail and Institutional Shares where the Fund’s Retail Shares are subject to a 0.25% 12b-1 fee that the Institutional Shares are not subject to. The Leuthold Global Clean Technology Fund seeks capital appreciation and long-term growth. The Leuthold Global Clean Technology Fund commenced operations on July 22, 2009, issuing classes of Retail and Institutional Shares where the Fund’s Retail Shares are subject to a 0.25% 12b-1 fee that the Institutional Shares are not subject to. The Leuthold Hedged Equity Fund seeks capital appreciation and income (or “total return”). The Leuthold Hedged Equity Fund commenced operations on July 22, 2009, issuing classes of Retail and Institutional Shares where the Fund’s Retail Shares are subject to a 0.25% 12b-1 fee that the Institutional Shares are not subject to. The investment objective of the Grizzly Short Fund is capital appreciation, and the Fund commenced operations on June 19, 2000.

The Leuthold Funds - 2011 Semi-Annual Report   83

The Leuthold Funds

As of the close of business on February 19, 2010, pursuant to an Agreement and Plan of Reorganization previously approved by the Funds’ Board of Directors, all of the assets, subject to the liabilities, of the Leuthold Select Equities Fund, were transferred to the Leuthold Select Industries Fund in exchange for a corresponding class of shares of the Leuthold Select Industries Fund of equal value.  The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.  The exchange ratio was 0.58. The net asset value of the Leuthold Select Industries Fund shares on the close of business February 19, 2010, after the reorganization was $12.08, and a total of 731,396 shares were issued to shareholders of the Leuthold Select Equities Fund in the exchange. The exchange was a tax-free event to Leuthold Select Equities Fund shareholders. For financial reporting purposes, assets received and shares issued by the Leuthold Select Industries Fund were recorded at fair value; however, the cost basis of investments received from Leuthold Select Equities Fund was carried forward to align ongoing reporting of the Leuthold Select Industries Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of net assets immediately before the acquisition were as follows:
			Accumulated
		Accumulated	net realized	Net
	Capital	net investment	loss on	Unrealized	Net
	Stock	loss	investments	Appreciation	Assets
Leuthold Select Industries Fund	$48,758,704	$(195,240)	$(5,366,210)	$1,384,566	$44,581,820
Leuthold Select Equities Fund	19,346,377	(63,506)	(10,447,608)*	––	8,835,263
Total	$68,105,081	$(258,746)	$(15,813,818)	$1,384,566	$53,417,083
* Due to rules under section 381 and 382 of the internal revenue code, the combined fund will only be able to utilize $1,641,117 of these losses and the losses will be limited to $215,625 each year ($131,738 in the first short year) over the next eight years.  The combined fund may not utilize the remaining $8,806,491.

Assuming the acquisition of Leuthold Select Equities Fund had been completed on October 1, 2009, the combined funds’ pro forma results in the Statement of Operations during the period ended September 30, 2010 were as follows:

Net investment income (loss)	$82,178	*
Net realized and unrealized gain (loss) on investment	(3,852,836	)**
Net increase (decrease) in net assets resulting from operations	$(3,770,658)
* $110,459 as reported in the Leuthold Select Industries Fund Statement of Operations, plus $(28,281) Leuthold Select Equities Fund pre-merger.
** $(4,203,914) as reported in the Leuthold Select Industries Fund Statement of Operations, plus $351,078 Leuthold Select Equities Fund pre-merger.

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Leuthold Select Equities Fund that have been included in the Leuthold Select Industries Fund’s Statement of Operations since February 19, 2010.

84   The Leuthold Funds - 2011 Semi-Annual Report

The Leuthold Funds

The following is a summary of significant accounting policies consistently followed by the Funds.

a)   Investment Valuation – Securities listed on a national securities exchange are valued at the last sale price on the day the valuation is made, and securities that are traded on the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices.  Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if available, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that uses a matrix pricing method or other analytical pricing model. Physical metals are valued at prices provided by an independent pricing service. Other assets, including certain investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors and the Funds’ Fair Value Pricing Committee. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined. The Funds may invest in foreign securities. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange.  The Funds’ policy is to value the foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If these events materially affect the value of portfolio securities, then these securities may be valued at their value as determined in good faith by the Funds’ Board of Directors. Some of the factors which may be considered by the Board of Directors and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. Each of the Funds may invest in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium and other industrial and precious metals. Metals not traded on an exchange are valued at the mid-point between the closing bid and asked prices as obtained from a commonly used reputable pricing source.

The Leuthold Funds - 2011 Semi-Annual Report   85

The Leuthold Funds

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2011:

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$756,774,345	$27,790,709	$––	$784,565,054
Preferred Stocks	11,870,341	––	––	11,870,341
Exchange Traded Funds	64,939,649	––	––	64,939,649
Mutual Funds	1,750,960	55,884,356	––	57,635,316
Exchange Traded Notes	6,593,228	––	––	6,593,228
Precious Metals	––	66,210,053	––	66,210,053
Foreign Government Bonds	––	47,251,891	––	47,251,891
Money Market Funds	61,116,301	––	––	61,116,301
Total Investments in Securities	$903,044,824	$197,137,009	$––	$1,100,181,833

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds - Short	$21,341,219	$––	$––	$21,341,219
Total Securities Sold Short	$21,341,219	$––	$––	$21,341,219

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

86    The Leuthold Funds - 2011 Semi-Annual Report

The Leuthold Funds

Leuthold Asset Allocation Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$775,871,682	$14,486,326	$––	$790,358,008
Exchange Traded Funds	64,493,643	––	––	64,493,643
Mutual Funds	1,716,433	54,158,137	––	55,874,570
Exchange Traded Notes	6,463,273	––	––	6,463,273
Precious Metals	––	63,129,130	––	63,129,130
Foreign Government Bonds	––	43,985,006	––	43,985,006
Money Market Funds	76,950,246	––	––	76,950,246
Total Investments in Securities	$925,495,277	$175,458,599	$––	$1,101,253,876

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds - Short	$21,038,376	$––	$––	$21,038,376
Total Securities Sold Short	$21,038,376	$––	$––	$21,038,376

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$301,636,951	$942,052	$––	$302,579,003
Exchange Traded Funds	16,075,286	––	––	16,075,286
Mutual Funds	2,611,776	12,789,875	––	15,401,651
Precious Metals	––	20,059,083	––	20,059,083
United States Treasury Obligations	––	5,560,044	––	5,560,044
Foreign Government Bonds	––	7,286,576	––	7,286,576
Money Market Funds	55,514,741	––	––	55,514,741
Total Investments in Securities	$375,838,754	$46,637,630	$––	$422,476,384

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$12,033,397	$––	$––	$12,033,397
Exchange Traded Funds - Short	9,522,819	––	––	9,522,819
Total Securities Sold Short	$21,556,216	$––	$––	$21,556,216

The Fund did not invest in any Level 3 securities.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Transfers out of Level 1    $942,052
Transfers into Level 2         942,052

The security transferred into Level 2 when trading halted on January 26, 2011.

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$30,759,536	$700,519	$––	$31,460,055
Preferred Stocks	633,185	––	––	633,185
Money Market Funds	401,477	––	––	401,477
Total Investments in Securities	$31,794,198	$700,519	$––	$32,494,717

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The Leuthold Funds - 2011 Semi-Annual Report       87

The Leuthold Funds

Leuthold Global Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$35,587,649	$43,993	$––	$35,631,642
Money Market Funds	37,285	––	––	37,285
Total Investments in Securities	$35,624,934	$43,993	$––	$35,668,927

The Fund did not invest in any Level 3 securities. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Transfers out of Level 1    $   43,993
Transfers into Level 2       43,993

The security transferred into Level 2 when trading halted on January 26, 2011.

Leuthold Global Clean Technology Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$30,013,803	$––	$––	$30,013,803
Preferred Stocks	946,928	––	––	946,928
Warrants	––	97,370	––	97,370
Money Market Funds	1,220,055	––	––	1,220,055
Total Investments in Securities	$32,180,786	$97,370	$––	$32,278,156

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Hedged Equity Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,864,969	$74,767	$––	$3,939,736
Preferred Stocks	78,787	––	––	78,787
Money Market Funds	129,553	––	––	129,553
Total Investments in Securities	$4,073,309	$74,767	$––	$4,148,076

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$3,503,156	$––	$––	$3,503,156
Exchange Traded Funds - Short	225,341	––	––	225,341
Total Securities Sold Short	$3,728,497	$––	$––	$3,728,497

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$18,129,121	$––	$––	$18,129,121
Total Investments in Securities	$18,129,121	$––	$––	$18,129,121

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$83,491,130	$––	$––	$83,491,130
Exchange Traded Funds - Short	5,350,538	––	––	5,350,538
Total Securities Sold Short	$88,841,668	$––	$––	$88,841,668

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

For further information regarding security characteristics, see the Schedules of Investments.

88   The Leuthold Funds - 2011 Semi-Annual Report

The Leuthold Funds

b)
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes.  The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. The tax character of distributions paid during the fiscal periods ended September 30, 2010 and 2009 was as follows:

Year Ended September 30, 2010
	Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold
	Core	Asset	Leuthold	Select	Global	Global Clean	Hedged	Grizzly
	Investment	Allocation	Global	Industries	Industries	Technology	Equity	Short
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary Income	$––	$1,762,481	$624,628	$87,441	$––	$––	$––	$––
Long Term Capital Gain	––	––	––	––	––	––	––	––
Return of Capital	5,026,003	5,857,936	––	––	––	––	––	––

Total Distributions Paid	$5,026,003	$7,620,417	$624,628	$87,441	$––	$––	$––	$––

Year Ended September 30, 2009
	Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold
	Core	Asset	Leuthold	Select	Global	Global Clean	Hedged	Grizzly
	Investment	Allocation	Global	Industries	Industries	Technology	Equity	Short
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary Income	$11,193,346	$31,395,822	$2,052,453	$––	$––	$––	$––	$3,324,828
Long Term Capital Gain	––	––	––	––	––	––	––	––
Return of Capital	561,116	––	––	––	––	––	––	3,189,306

Total Distributions Paid	$11,754,462	$31,395,822	$2,052,453	$––	$––	$––	$––	$6,514,134

At September 30, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold
	Core	Asset	Leuthold	Select	Global	Global Clean	Hedged	Grizzly
	Investment	Allocation	Global	Industries	Industries	Technology	Equity	Short
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$––	$––	$8,947,969	$23,021	$110,977	$––	$––	$––
Undistributed long-term gains	––	––	6,905,174	––	––	––	––	––
Distributable earnings	––	––	15,853,143	23,021	110,977	––	––	––
Capital loss carryover and
post-October losses	(130,735,366)	(508,126,382)	(610,938)	(8,759,983)	(3,702)	(674,538)	(511,688)	(37,127,807)
Other accumulated losses	(16,160,448)	(15,108,387)	(2,175,710)	––	––	––	(87,087)	(10,037,806)
Unrealized appreciation (depreciation)	163,654,569	189,853,241	26,140,975	1,728,700	1,141,704	(959,749)	97,301	––
Total accumulated gain (loss)	$16,758,755	$(333,381,528)	$39,207,470	$(7,008,262)	$1,248,979	$(1,634,287)	$(501,474)	$(47,165,613)

The Leuthold Funds - 2011 Semi-Annual Report    89

The Leuthold Funds

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.  These differences are primarily due to net operating losses, and differences from REIT adjustments and foreign currency gain and loss.

Additionally, U.S. Generally Accepted Accounting Principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 20, 2010, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital

Leuthold Core Investment Fund	$24,909,562	$1,404,890	$(26,314,452)
Leuthold Asset Allocation Fund	58,687,240	1,207,434	(59,894,674)
Leuthold Global Fund	(614,443)	616,508	(2,065)
Leuthold Select Industries Fund	(293)	(1,640,822)	1,641,115
Leuthold Global Industries Fund	(3,702)	3,702	––
Leuthold Global Clean Technology Fund	252,285	2,597	(254,882)
Leuthold Hedged Equity Fund	101,187	(1,031)	(100,156)
Grizzly Short Fund	3,599,109	(86,942)	(3,512,167)

The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains.  At September 30, 2010, the Funds had the following capital loss carry forwards available for federal income tax purposes:

	Leuthold	Leuthold		Leuthold		Leuthold	Leuthold	Leuthold
	Core	Asset	Leuthold	Select		Global	Global Clean	Hedged	Grizzly
	Investment	Allocation	Global	Industries		Industries	Technology	Equity	Short
	Fund	Fund	Fund	Fund		Fund	Fund	Fund	Fund
Expires 09/30/17	$(16,479,888)	$(164,566,149)	$––	$(3,235,101	)*	$––	$––	$––	$––
Expires 09/30/18	(112,381,565)	(341,989,875)	––	(5,524,586)		––	(17,387)	(48,852)	(18,663,090)
*$(1,641,117) Capital loss carry forward transferred in from Select Equities merger.

The Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries Fund, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund, and Grizzly Short Fund intend to defer and treat $1,873,913, $1,570,358, $610,938, $296, $3,702, $657,151, $462,836 and $18,464,717, respectively, of post-October losses incurred during the fiscal period ended September 30, 2009 as arising in the fiscal year ending September 30, 2010.

As of September 30, 2010, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

90   The Leuthold Funds - 2011 Semi-Annual Report

The Leuthold Funds

c)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

d)
Use of Estimates – The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e)
Basis for Consolidation for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund –The Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund may invest up to 25% of their total assets in their Subsidiary, Leuthold Core, Ltd., Leuthold Asset Allocation, Ltd., and Leuthold Global, Ltd. (the “Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund, respectively, and are therefore consolidated in the respective Funds’ financial statements herein.  All intercompany balances, revenues, and expenses have been eliminated in consolidation.  The Subsidiaries act as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.

f)
Short Positions – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Hedged Equity Fund, and Grizzly Short Fund’s receivable from broker for securities sold short is with two major security dealers.

g)
Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond.

h)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the eight Funds based on the relative net asset value of the individual Funds.

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The Leuthold Funds

i)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the credit worthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

j)
Subsequent Events – The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements. Leuthold Weeden Capital Management (“Investment Adviser”) has contractually agreed to decrease the annual advisory fees for the Leuthold Global Fund from 1.25% to 1.10% as of May 16, 2011.

2.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and short sales, for the six months ended March 31, 2011 are summarized below.

	Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold
	Core	Asset	Leuthold	Select	Global	Global Clean	Hedged
	Investment	Allocation	Global	Industries	Industries	Technology	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$326,731,839	$534,171,834	$251,047,138	$14,497,747	$42,231,870	$13,548,810	$2,472,302
Sales	491,243,794	638,968,918	173,168,929	27,111,602	17,394,823	15,612,827	1,453,053

At September 30, 2010, gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows:

	Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold
	Core	Asset	Leuthold	Select	Global	Global Clean	Hedged	Grizzly
	Investment	Allocation	Global	Industries	Industries	Technology	Equity	Short
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Tax Cost of Investments	$943,017,663	$848,641,526	$256,696,196	$38,283,834	$8,537,391	$29,353,409	$2,413,286	$11,326,967
Gross Unrealized
Appreciation	$186,620,077	$207,271,852	$30,421,256	$2,899,620	$1,208,463	$2,573,305	$267,834	$5,572,744
Gross Unrealized
Depreciation	(22,965,508)	(17,418,611)	(4,280,281)	(1,170,920)	(66,759)	(3,533,054)	(170,533)	(5,572,744)
Net unrealized appreciation
(depreciation)	$163,654,569	$189,853,241	$26,140,975	$1,728,700	$1,141,704	$(959,749)	$97,301	$––

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

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The Leuthold Funds

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into an Investment Advisory Agreement (“advisory agreement”) with Leuthold Weeden Capital Management (“Investment Adviser”).Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s daily net assets and payable monthly, at annual rates of:

Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold
Core	Asset	Leuthold	Select	Global	Global Clean	Hedged	Grizzly
Investment	Allocation	Global	Industries	Industries	Technology	Equity	Short
Fund	Fund	Fund*	Fund	Fund	Fund	Fund	Fund
0.90%	0.90%	1.10%	1.00%	1.00%	1.00%	1.25%	1.25%
* The Investment Adviser has contractually decreased the Advisory fee from 1.25% to 1.10% as of May 16, 2011.

The Investment Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold
Core	Asset	Leuthold	Select	Global	Global Clean	Hedged	Grizzly
Investment	Allocation	Global	Industries	Industries	Technology	Equity	Short
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
1.25%	1.50%	1.85%	1.60%	1.85%	1.85%	2.20%	2.50%

Any waiver or reimbursement is subject to later adjustments to allow the Investment Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Amounts subject to future recoupment as of March 31, 2011 are as follows:

Leuthold Global Industries Fund		Leuthold Hedged Equity Fund
Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
9/30/2013	$50,678	9/30/2012	$26,633
9/30/2014	$16,210	9/30/2013	$37,088
		9/30/2014	$35,198

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. For the six months ended March 31, 2011, the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund, and Grizzly Short Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $359,717, $39,435, $60,741, $19,071, $7,073, $15,700, $1,792, and $0, respectively, for brokerage commissions.

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The Leuthold Funds

4.	DISTRIBUTION PLAN
Each of the Leuthold Asset Allocation Fund – Retail Class, Leuthold Global Fund – Retail Class, Leuthold Global Industries Fund, Leuthold Global Clean Technology Fund – Retail Class, and Leuthold Hedged Equity Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Funds’ shareholders, assists in the maintenance of the Funds’ shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Board of Directors.  To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan.

5.	INDEMNIFICATIONS
The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.	ILLIQUID SECURITIES
Each Fund may invest up to 15% of net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay.  This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

7.	LENDING PORTFOLIO SECURITIES
The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned.  The Funds did not lend any portfolio securities during the reporting period, and will not enter into any securities lending arrangements in the future without the prior approval of the Board of Directors.

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The Leuthold Funds

INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 8, 2010, the Board of Directors of Leuthold Funds, Inc. approved the investment advisory agreements for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries Fund, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund, and Grizzly Short Fund with Leuthold Weeden Capital Management. Prior to approving the agreements, the Board considered:

•	The nature, extent, and quality of the services to be provided by Leuthold Weeden Capital Management;
•	The investment strategies and performance history of Leuthold Weeden Capital Management;
•	The cost of the services to be provided and profits to be realized by Leuthold Weeden Capital Management, from its relationship with the Funds;
•	The extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale;
•	The proposed expense ratios of the Funds; and
•	The manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars.

In considering the nature, extent, and quality of the services provided by Leuthold Weeden Capital Management, the Board considered the Adviser’s quality of investment management provided to the existing Funds, the Adviser’s management history, and the Adviser’s ability to attract investors for the Funds.  The Board concluded that the approval of the investment advisory agreements was in the best interest of the Funds’ shareholders.

The Board considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks.  The Board concluded that the performance of the existing Funds was satisfactory in comparison to performance of similar funds.

The Board considered the proposed cost of services to be provided by the Adviser, including reports provided by the Funds’ administrator comparing the Funds’ proposed investment advisory fees to those of other comparable mutual funds.  The Board concluded that the investment advisory fees were within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the investment advisory agreement fee schedule.  The Board concluded that the existing fees schedules were acceptable.

The Board compared the Funds’ proposed expense ratios to those of other comparable mutual funds.  After review, the Board concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds.

The Board discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Board concluded that the research and services obtained by Leuthold Weeden Capital Management would be beneficial to the Funds and that Leuthold Weeden Capital Management would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds.

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The Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

				# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Year of Birth,	Held with	and Length of	Principal Occupation(s)	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Lawrence L. Horsch (1934)	Chairman	Indefinite Term,	Chairman, Eagle Management &	8	None
c/o Leuthold Weeden	and Director	Director since	Financial Corp., a management
Capital Management		1995	consulting firm
33 South Sixth Street
Suite 4600
Minneapolis, MN 55402

Paul M. Kelnberger (1943)	Director and	Indefinite Term,	Consultant to Johnson,	8	None
c/o Leuthold Weeden	Chair of	Director since	West & Co., PLC
Capital Management	Audit	1995
33 South Sixth Street	Committee
Suite 4600
Minneapolis, MN 55402

Addison L. Piper (1946)	Director	Indefinite Term,	Retired Chairman and Chief	8	Piper Jaffray
c/o Leuthold Weeden		Director since	Executive Officer of Piper Jaffray		Companies
Capital Management		2009	Companies, Served as Vice Chairman		and
33 South Sixth Street			of Piper Jaffray Companies from		Renaissance
Suite 4600			2003 to 2006.		Learning, Inc.
Minneapolis, MN 55402

Interested Directors (and Officers)

Steven C. Leuthold (1937)	Director	Indefinite Term,	Chief Investment Officer and	8	None
33 South Sixth Street		Director since 1995	managing member of Leuthold
Suite 4600			Weeden Capital Management
Minneapolis, MN 55402	President	One year term,	(the “Adviser”)
		President since 1993

John C. Mueller (1968)	Director	Indefinite Term,	Co-Chief Executive Officer	8	None
33 South Sixth Street		Director since	of The Leuthold Group since 2005.
Suite 4600		2009	Involved in Sales and Marketing for
Minneapolis, MN 55402			The Leuthold Group since 2001.

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The Leuthold Funds

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Year of Birth,	Held with	and Length of	Principal Occupation	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Edward C. Favreau (1952)	Vice President	One Year Term,	Manager of Marketing and Sales	N/A	N/A
33 South Sixth Street		Vice President	of the Adviser since 1999. Prior
Suite 4600		since 1999	to joining the Adviser, he was Vice
Minneapolis, MN 55402			President and Sales Manager of
U.S. Bancorp Investments, Inc.

Roger A. Peters (1960)	Vice President	One Year Term,	Chief Compliance Officer of	N/A	N/A
33 South Sixth Street	Chief Compliance	Chief Compliance	the Adviser since 2005. Prior
Suite 4600	Officer	Officer since 2006,	to joining the Adviser, he was
Minneapolis, MN 55402	and	Vice President	Vice President, Commercial
	Anti-Money	since 2007, and	Product Management of
	Laundering	Anti-Money	U.S. Bank from 2003-2005.
	Officer	Laundering Officer
since 2011

Holly J. Weiss (1968)	Secretary and	One Year Term,	Controller of the Adviser	N/A	N/A
33 South Sixth Street	Treasurer	Secretary and	since 2008. Prior to joining
Suite 4600		Treasurer	the Adviser, she was Controller
Minneapolis, MN 55402		since 2009	of Churchill Capital Mezzanine
Finance from 2001-2008.

Glenn R. Larson (1965)	Assistant Secretary	One Year Term,	Compliance Officer of the Adviser	N/A	N/A
33 South Sixth Street		Assistant Secretary	since 2005. Prior to joining the
Suite 4600		since 2006	Adviser, he was a Compliance
Minneapolis, MN 55402			Representative of U.S. Bancorp
Investment Services, Inc. from 2003
until 2005.

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

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The Leuthold Funds

Investment Adviser:
Leuthold Weeden Capital Management, Minnesota

Administrator, Transfer Agent, Dividend Paying Agent, Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC,
Wisconsin

Custodian:
U.S. Bank, N.A., Wisconsin

Counsel:
Foley & Lardner, LLP, Wisconsin

Independent Registered Public Accounting Firm:
Ernst &Young LLP,  Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Leuthold Funds, Inc

By (Signature and Title)*    /s/ Steven C. Leuthold
Steven C. Leuthold, President

Date    5/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* )*    /s/ Steven C. Leuthold
Steven C. Leuthold, President

Date    5/26/2011

By (Signature and Title)*    /s/ Holly Weiss
Holly Weiss, Treasurer

Date    5/26/2011

* Print the name and title of each signing officer under his or her signature.